United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated Hermes MDT Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/23

Date of Reporting Period: Six months ended 01/31/23

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
January 31, 2023

Share Class | Ticker	A | QAACX	C | QCACX	Institutional | QIACX	R6 | QKACX

Federated Hermes MDT All Cap Core Fund
Fund Established 2002

A Portfolio of Federated Hermes MDT Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2022 through January 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2023, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	25.5%
Health Care	15.2%
Financials	13.1%
Consumer Discretionary	9.9%
Industrials	8.5%
Consumer Staples	7.0%
Communication Services	6.1%
Energy	5.9%
Real Estate	2.6%
Materials	2.4%
Utilities	1.8%
Securities Lending Collateral[2,3]	0.0%
Cash Equivalents[4]	2.4%
Other Assets and Liabilities—Net[5]	(0.4)%
TOTAL	100%

1
Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry
Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2023 (unaudited)
Shares			Value
		COMMON STOCKS— 98.0%
		Communication Services— 6.1%
49,872	[1]	Alphabet, Inc., Class A	$ 4,929,348
341,396	[1]	Altice USA, Inc.	1,672,840
65,486	[1]	Cars.com, Inc.	1,119,811
15,554		Comcast Corp., Class A	612,050
55,676	[1]	Meta Platforms, Inc.	8,294,054
5,364		Shutterstock, Inc.	403,748
98,876	[1]	Spotify Technology SA	11,145,303
8,997	[1]	T-Mobile USA, Inc.	1,343,342
		TOTAL	29,520,496
		Consumer Discretionary— 9.9%
10,857	[1]	Airbnb, Inc.	1,206,321
564	[1]	AutoZone, Inc.	1,375,511
15,493		Big Lots, Inc.	253,466
76,815	[1]	Bright Horizons Family Solutions, Inc.	5,897,856
47,545		eBay, Inc.	2,353,478
108,432	[1]	Expedia Group, Inc.	12,393,778
312,671		Gap (The), Inc.	4,242,945
53,197	[1]	Goodyear Tire & Rubber Co.	598,466
23,097	[1,2]	Groupon, Inc.	190,781
9,116		Macy’s, Inc.	215,411
2,844		Murphy USA, Inc.	773,653
1,418	[1]	O’Reilly Automotive, Inc.	1,123,552
87,475		PVH Corp.	7,864,003
3,527		Tractor Supply Co.	804,121
6,276	[1]	Ulta Beauty, Inc.	3,225,613
39,026	[1]	Under Armour, Inc., Class A	483,532
161,331		V.F. Corp.	4,991,581
		TOTAL	47,994,068
		Consumer Staples— 7.0%
56,627		Albertsons Cos., Inc.	1,200,493
20,034		Archer-Daniels-Midland Co.	1,659,817
95,944	[1]	Hain Celestial Group, Inc.	1,968,771
40,008		Hershey Foods Corp.	8,985,797
9,028		Kellogg Co.	619,140
203,028		Kroger Co.	9,061,140
14,597		Lamb Weston Holdings, Inc.	1,458,094
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS— continued
		Consumer Staples— continued
52,718		PepsiCo, Inc.	$ 9,015,832
		TOTAL	33,969,084
		Energy— 5.9%
5,708		APA Corp.	253,036
5,614		Cheniere Energy, Inc.	857,763
10,550		Chevron Corp.	1,835,911
7,224		Diamondback Energy, Inc.	1,055,571
23,059		Exxon Mobil Corp.	2,675,074
63,055		Marathon Oil Corp.	1,732,121
90,666		Marathon Petroleum Corp.	11,652,394
35,673		Occidental Petroleum Corp.	2,311,254
14,553		Phillips 66	1,459,229
20,283		Targa Resources, Inc.	1,521,631
3,227		Valero Energy Corp.	451,877
48,156	[1]	Weatherford International PLC	2,739,113
		TOTAL	28,544,974
		Financials— 13.1%
43,935		American International Group, Inc.	2,777,571
2,679		Ameriprise Financial, Inc.	937,971
122,738		Bank of New York Mellon Corp.	6,206,861
92,814		Berkley, W. R. Corp.	6,509,974
16,358		Bread Financial Holdings, Inc.	671,169
9,573		Cboe Global Markets, Inc.	1,176,330
18,131		Chubb Ltd.	4,124,621
1,936		CME Group, Inc.	342,014
4,338		First Republic Bank	611,137
47,662	[1]	Green Dot Corp.	861,729
11,137		Hartford Financial Services Group, Inc.	864,342
38,899		Interactive Brokers Group, Inc., Class A	3,109,586
1,793		LPL Financial Holdings, Inc.	425,156
310	[1]	Markel Corp.	436,784
5,561		MarketAxess Holdings, Inc.	2,023,370
5,897		NASDAQ, Inc.	354,940
43,356		Northern Trust Corp.	4,204,231
31,747	[1]	PROG Holdings, Inc.	707,641
54,899		Progressive Corp., OH	7,485,479
48,202		Signature Bank	6,215,648
4,723		State Street Corp.	431,352
3,145	[1]	SVB Financial Group	951,174
37,690		The Travelers Cos., Inc.	7,203,313
142,729		Virtu Financial, Inc.	2,756,097
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS— continued
		Financials— continued
38,383		Zions Bancorporation, N.A.	$ 2,040,440
		TOTAL	63,428,930
		Health Care— 15.2%
18,690		AbbVie, Inc.	2,761,448
16,106		Amgen, Inc.	4,065,154
27,639	[1]	AnaptysBio, Inc.	687,935
6,439	[1]	Biogen, Inc.	1,873,105
24,787		Bristol-Myers Squibb Co.	1,800,776
28,090	[1]	Centene Corp.	2,141,582
3,351		CIGNA Corp.	1,061,161
30,410		CVS Health Corp.	2,682,770
31,522		Dentsply Sirona, Inc.	1,160,955
243,370	[1]	Elanco Animal Health, Inc.	3,341,470
3,255		Elevance Health, Inc.	1,627,467
13,329		Eli Lilly & Co.	4,587,175
53,404	[1]	Enovis Corp.	3,361,782
62,203		Gilead Sciences, Inc.	5,221,320
13,289		Humana, Inc.	6,799,981
44,250		Johnson & Johnson	7,231,335
5,550		McKesson Corp.	2,101,674
26,391		Merck & Co., Inc.	2,834,657
1,265	[1]	Molina Healthcare, Inc.	394,465
37,635	[1]	Myriad Genetics, Inc.	742,162
70,523	[1]	Nevro Corp.	2,589,605
46,897	[1]	Omnicell, Inc.	2,601,377
33,284		Pfizer, Inc.	1,469,821
50,230	[1]	Syneos Health, Inc.	1,804,262
6,814		Teleflex, Inc.	1,658,664
2,274	[1]	United Therapeutics Corp.	598,449
7,697		UnitedHealth Group, Inc.	3,842,265
8,151	[1]	Vertex Pharmaceuticals, Inc.	2,633,588
		TOTAL	73,676,405
		Industrials— 8.5%
4,212		3M Co.	484,717
9,652		AGCO Corp.	1,333,231
22,011	[1]	Alaska Air Group, Inc.	1,130,045
4,807		Allegion PLC	565,063
23,971		Booz Allen Hamilton Holding Corp.	2,268,615
21,471		Caterpillar, Inc.	5,416,919
28,412	[1]	CIRCOR International, Inc.	785,592
28,990	[1]	KAR Auction Services, Inc.	422,094
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS— continued
		Industrials— continued
5,425		Lennox International, Inc.	$ 1,413,863
14,625		Manpower, Inc.	1,274,715
39,303		Pentair PLC	2,176,600
39,235		Robert Half International, Inc.	3,294,171
9,688		Ryder System, Inc.	914,644
19,159	[1]	SkyWest, Inc.	397,741
11,956	[1]	SPX Technologies, Inc.	896,820
38,405		Stanley Black & Decker, Inc.	3,429,950
13,660		Trane Technologies PLC	2,446,779
63,185	[1]	Trex Co., Inc.	3,331,113
53,230	[1]	United Airlines Holdings, Inc.	2,606,141
1,581	[1]	United Rentals, Inc.	697,142
17,174		Waste Management, Inc.	2,657,333
4,548	[1]	Willscot Corp.	220,396
83,080	[1]	XPO Logistics, Inc.	3,311,569
		TOTAL	41,475,253
		Information Technology— 25.5%
7,472	[1]	Adobe, Inc.	2,767,180
88,204		Apple, Inc.	12,726,955
11,725	[1]	Arista Networks, Inc.	1,477,584
31,684		Automatic Data Processing, Inc.	7,154,564
10,106	[1]	Box, Inc.	323,291
15,731		Broadcom, Inc.	9,202,792
4,106	[1]	Cadence Design Systems, Inc.	750,700
12,917	[1]	Cerence, Inc.	316,725
21,864	[1]	Cirrus Logic, Inc.	1,976,287
132,676		Cisco Systems, Inc.	6,457,341
6,762		Cognizant Technology Solutions Corp.	451,363
9,243	[1]	Commvault Systems, Inc.	575,192
111,989		Dell Technologies, Inc.	4,548,993
81,019	[1]	DXC Technology Co.	2,327,676
20,913	[1]	F5, Inc.	3,088,014
13,191	[1]	Fortinet, Inc.	690,417
17,451		Hewlett Packard Enterprise Co.	281,485
11,779	[1]	IPG Photonics Corp.	1,320,426
3,817		Jabil, Inc.	300,131
52,203		Microsoft Corp.	12,936,425
1,590		Motorola Solutions, Inc.	408,646
15,372	[1]	Nutanix, Inc.	428,418
46,497		Paychex, Inc.	5,387,142
156,774	[1]	PayPal Holdings, Inc.	12,775,513
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS— continued
		Information Technology— continued
93,083		Pegasystems, Inc.	$ 3,619,067
144,041	[1]	Pure Storage, Inc.	4,168,547
6,426	[1]	Qorvo, Inc.	698,249
5,075		Qualcomm, Inc.	676,041
311,577	[1]	Semtech Corp.	10,291,388
50,265		Skyworks Solutions, Inc.	5,512,563
2,969	[1]	Synaptics, Inc.	371,214
2,539		Visa, Inc., Class A	584,503
66,109		Western Union Co.	936,765
19,682		Xerox Holdings Corp.	322,391
108,238	[1]	Zoom Video Communications, Inc.	8,117,850
		TOTAL	123,971,838
		Materials— 2.4%
13,604	[1]	Berry Global Group, Inc.	839,775
21,033		CF Industries Holdings, Inc.	1,781,495
9,403		Chemours Co./The	342,175
58,607		Mosaic Co./The	2,903,391
30,096		Newmont Corp.	1,592,981
9,713		Nucor Corp.	1,641,691
15,653		Steel Dynamics, Inc.	1,888,378
28,058		United States Steel Corp.	799,373
		TOTAL	11,789,259
		Real Estate— 2.6%
13,328		Crown Castle International Corp.	1,974,010
21,834		Extra Space Storage, Inc.	3,446,060
76,810		Macerich Co. (The)	1,055,370
9,480		Public Storage	2,885,143
9,192		SBA Communications, Corp.	2,734,896
8,112		SL Green Realty Corp.	333,809
		TOTAL	12,429,288
		Utilities— 1.8%
8,369		CMS Energy Corp.	528,837
39,097		Exelon Corp.	1,649,502
69,684		NRG Energy, Inc.	2,384,587
10,574		Vistra Corp.	243,836
41,913		WEC Energy Group, Inc.	3,939,403
		TOTAL	8,746,165
		TOTAL COMMON STOCKS (IDENTIFIED COST $419,596,617)	475,545,760
		INVESTMENT COMPANIES— 2.4%
200,021		Federated Hermes Government Obligations Fund, Premier Shares, 4.19%[3]	200,021
Semi-Annual Shareholder Report
6

Shares		Value
	INVESTMENT COMPANIES— continued
11,544,380	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.41%[3]	$ 11,544,380
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $11,741,026)	11,744,401
	TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $431,337,643)[4]	487,290,161
	OTHER ASSETS AND LIABILITIES - NET—(0.4)%[5]	(1,930,789)
	TOTAL NET ASSETS—100%	$485,359,372
Semi-Annual Shareholder Report
7

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended January 31, 2023, were as follows:
Affiliated	Value as of 7/31/2022	Purchases at Cost*	Proceeds from Sales*
Health Care:
AnaptysBio, Inc.**	$726,639	$—	$(173,056)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$726,639	$—	$(173,056)
Semi-Annual Shareholder Report
8

Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 1/31/2023	Shares Held as of 1/31/2023	Dividend Income*

$101,708	$32,644	$687,935	27,639	$—
$101,708	$32,644	$687,935	27,639	$—

*	A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At January 31, 2023, the Fund no longer has ownership of at least 5% of the voting shares.
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2023, were as follows:
	Federated Hermes Government Obligations Fund Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2022	$1,540,198	$8,858,235	$10,398,433
Purchases at Cost	$16,437,278	$59,468,480	$75,905,758
Proceeds from Sales	$(17,777,455)	$(56,787,120)	$(74,564,575)
Change in Unrealized Appreciation/ Depreciation	$—	$3,077	$3,077
Net Realized Gain/(Loss)	$—	$1,708	$1,708
Value as of 1/31/2023	$200,021	$11,544,380	$11,744,401
Shares Held as of 1/31/2023	200,021	11,544,380	11,744,401
Dividend Income	$14,696	$184,770	$199,466

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Semi-Annual Shareholder Report
9

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2023, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$34.32	$42.75	$31.77	$29.90	$30.01	$24.95
Income From Investment Operations:
Net investment income (loss)[1]	0.10	0.08	0.08	0.13	0.16	0.09
Net realized and unrealized gain (loss)	2.14	(1.60)	11.90	2.69	1.81	5.08
Total From Investment Operations	2.24	(1.52)	11.98	2.82	1.97	5.17
Less Distributions:
Distributions from net investment income	(0.12)	(0.04)	(0.12)	(0.11)	(0.07)	(0.11)
Distributions from net realized gain	(3.19)	(6.87)	(0.88)	(0.84)	(2.01)	—
Total Distributions	(3.31)	(6.91)	(1.00)	(0.95)	(2.08)	(0.11)
Net Asset Value, End of Period	$33.25	$34.32	$42.75	$31.77	$29.90	$30.01
Total Return[2]	7.22%	(4.95)%	38.40%	9.66%	7.80%	20.78%
Ratios to Average Net Assets:
Net expenses[3]	1.04%[4]	1.04%	1.04%	1.04%	1.08%	1.36%
Net investment income	0.62%[4]	0.22%	0.23%	0.44%	0.57%	0.31%
Expense waiver/reimbursement[5]	0.16%[4]	0.16%	0.17%	0.20%	0.24%	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$121,268	$105,590	$109,747	$79,301	$69,221	$40,539
Portfolio turnover[7]	97%	133%	63%	160%	87%	82%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$31.06	$39.55	$29.57	$27.99	$28.37	$23.66
Income From Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.19)	(0.18)	(0.08)	(0.05)	(0.11)
Net realized and unrealized gain (loss)	1.92	(1.43)	11.04	2.50	1.68	4.82
Total From Investment Operations	1.90	(1.62)	10.86	2.42	1.63	4.71
Less Distributions:
Distributions from net realized gain	(3.19)	(6.87)	(0.88)	(0.84)	(2.01)	—
Net Asset Value, End of Period	$29.77	$31.06	$39.55	$29.57	$27.99	$28.37
Total Return[2]	6.82%	(5.67)%	37.37%	8.86%	6.96%	19.91%
Ratios to Average Net Assets:
Net expenses[3]	1.82%[4]	1.81%	1.79%	1.79%	1.85%	2.09%
Net investment income (loss)	(0.16)%[4]	(0.55)%	(0.52)%	(0.31)%	(0.20)%	(0.41)%
Expense waiver/reimbursement[5]	0.15%[4]	0.14%	0.16%	0.21%	0.24%	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$29,543	$33,256	$38,028	$31,030	$32,178	$39,625
Portfolio turnover[7]	97%	133%	63%	160%	87%	82%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$34.96	$43.40	$32.22	$30.29	$30.37	$25.24
Income From Investment Operations:
Net investment income (loss)[1]	0.15	0.20	0.19	0.22	0.25	0.16
Net realized and unrealized gain (loss)	2.19	(1.63)	12.08	2.74	1.81	5.16
Total From Investment Operations	2.34	(1.43)	12.27	2.96	2.06	5.32
Less Distributions:
Distributions from net investment income	(0.21)	(0.14)	(0.21)	(0.19)	(0.13)	(0.19)
Distributions from net realized gain	(3.19)	(6.87)	(0.88)	(0.84)	(2.01)	—
Total Distributions	(3.40)	(7.01)	(1.09)	(1.03)	(2.14)	(0.19)
Net Asset Value, End of Period	$33.90	$34.96	$43.40	$32.22	$30.29	$30.37
Total Return[2]	7.40%	(4.67)%	38.83%	10.01%	8.08%	21.15%
Ratios to Average Net Assets:
Net expenses[3]	0.74%[4]	0.74%	0.74%	0.74%	0.78%	1.07%
Net investment income	0.91%[4]	0.52%	0.52%	0.73%	0.87%	0.57%
Expense waiver/reimbursement[5]	0.21%[4]	0.20%	0.21%	0.25%	0.29%	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$311,014	$291,517	$283,822	$243,490	$215,799	$95,290
Portfolio turnover[7]	97%	133%	63%	160%	87%	82%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$34.16	$42.56	$31.62	$29.75	$29.89	$24.85
Income From Investment Operations:
Net investment income (loss)[1]	0.15	0.20	0.20	0.21	0.23	0.18
Net realized and unrealized gain (loss)	2.14	(1.59)	11.84	2.69	1.79	5.06
Total From Investment Operations	2.29	(1.39)	12.04	2.90	2.02	5.24
Less Distributions:
Distributions from net investment income	(0.22)	(0.14)	(0.22)	(0.19)	(0.15)	(0.20)
Distributions from net realized gain	(3.19)	(6.87)	(0.88)	(0.84)	(2.01)	—
Total Distributions	(3.41)	(7.01)	(1.10)	(1.03)	(2.16)	(0.20)
Net Asset Value, End of Period	$33.04	$34.16	$42.56	$31.62	$29.75	$29.89
Total Return[2]	7.41%	(4.66)%	38.84%	10.00%	8.08%	21.17%
Ratios to Average Net Assets:
Net expenses[3]	0.73%[4]	0.73%	0.73%	0.73%	0.81%	1.02%
Net investment income	0.93%[4]	0.53%	0.54%	0.75%	0.78%	0.65%
Expense waiver/reimbursement[5]	0.14%[4]	0.13%	0.15%	0.17%	0.18%	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$23,535	$16,717	$11,513	$8,571	$9,183	$20,425
Portfolio turnover[7]	97%	133%	63%	160%	87%	82%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities
January 31, 2023 (unaudited)

Assets:
Investment in securities, at value including $188,873 of securities loaned and $12,432,336 of investments in affiliated holdings* (identified cost $431,337,643, including $12,252,226 of identified cost in affiliated holdings)	$487,290,161
Income receivable	284,010
Income receivable from affiliated holdings	77,684
Receivable for investments sold	2,099,478
Receivable for shares sold	1,091,917
Total Assets	490,843,250
Liabilities:
Payable for investments purchased	4,691,766
Payable for shares redeemed	428,526
Payable for collateral due to broker for securities lending (Note 2)	200,021
Payable for investment adviser fee (Note 5)	7,311
Payable for administrative fee (Note 5)	1,022
Payable for Directors’/Trustees’ fees (Note 5)	735
Payable for distribution services fee (Note 5)	18,036
Payable for other service fees (Notes 2 and 5)	41,169
Accrued expenses (Note 5)	95,292
Total Liabilities	5,483,878
Net assets for 14,528,013 shares outstanding	$485,359,372
Net Assets Consist of:
Paid-in capital	$421,332,967
Total distributable earnings (loss)	64,026,405
Total Net Assets	$485,359,372
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($121,267,734 ÷ 3,647,451 shares outstanding), no par value, unlimited shares authorized	$33.25
Offering price per share (100/94.50 of $33.25)	$35.19
Redemption proceeds per share	$33.25
Class C Shares:
Net asset value per share ($29,542,954 ÷ 992,510 shares outstanding), no par value, unlimited shares authorized	$29.77
Offering price per share	$29.77
Redemption proceeds per share (99.00/100 of $29.77)	$29.47
Institutional Shares:
Net asset value per share ($311,013,618 ÷ 9,175,695 shares outstanding), no par value, unlimited shares authorized	$33.90
Offering price per share	$33.90
Redemption proceeds per share	$33.90
Class R6 Shares:
Net asset value per share ($23,535,066 ÷ 712,357 shares outstanding), no par value, unlimited shares authorized	$33.04
Offering price per share	$33.04
Redemption proceeds per share	$33.04

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Operations
Six Months Ended January 31, 2023 (unaudited)

Investment Income:
Dividends (including $184,770 received from affiliated holdings*)	$3,684,401
Net income on securities loaned (includes $14,696 earned from affiliated holdings related to cash collateral balances*) (Note 2)	1,234
TOTAL INCOME	3,685,635
Expenses:
Investment adviser fee (Note 5)	1,553,303
Administrative fee (Note 5)	174,545
Custodian fees	19,847
Transfer agent fees (Note 2)	208,536
Directors’/Trustees’ fees (Note 5)	1,937
Auditing fees	14,337
Legal fees	5,167
Portfolio accounting fees	63,187
Distribution services fee (Note 5)	113,745
Other service fees (Notes 2 and 5)	173,285
Share registration costs	44,210
Printing and postage	17,636
Miscellaneous (Note 5)	16,690
TOTAL EXPENSES	2,406,425
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(320,598)
Reimbursement of other operating expenses (Notes 2 and 5)	(107,930)
TOTAL WAIVER AND REIMBURSEMENTS	(428,528)
Net expenses	1,977,897
Net investment income	1,707,738
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $34,352 on sales of investments in affiliated holdings*)	15,635,299
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $104,785 of investments in affiliated holdings*)	15,615,759
Net realized and unrealized gain (loss) on investments	31,251,058
Change in net assets resulting from operations	$32,958,796

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2023	Year Ended 7/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,707,738	$1,684,679
Net realized gain (loss)	15,635,299	53,222,593
Net change in unrealized appreciation/depreciation	15,615,759	(78,884,076)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	32,958,796	(23,976,804)
Distributions to Shareholders:
Class A Shares	(10,875,927)	(18,050,522)
Class C Shares	(2,939,123)	(6,734,957)
Institutional Shares	(27,856,268)	(48,461,721)
Class R6 Shares	(1,883,465)	(2,859,720)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(43,554,783)	(76,106,920)
Share Transactions:
Proceeds from sale of shares	87,437,035	160,200,101
Net asset value of shares issued to shareholders in payment of distributions declared	40,448,043	70,184,727
Cost of shares redeemed	(79,009,188)	(126,331,790)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	48,875,890	104,053,038
Change in net assets	38,279,903	3,969,314
Net Assets:
Beginning of period	447,079,469	443,110,155
End of period	$485,359,372	$447,079,469
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Notes to Financial Statements
January 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT All Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation
Semi-Annual Shareholder Report
19

committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the
Semi-Annual Shareholder Report
20

NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report
21

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $428,528 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$52,341	$(9,933)
Class C Shares	16,159	(273)
Institutional Shares	138,405	(97,724)
Class R6 Shares	1,631	—
TOTAL	$208,536	$(107,930)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended January 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$135,370
Class C Shares	37,915
TOTAL	$173,285
Semi-Annual Shareholder Report
22

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As
Semi-Annual Shareholder Report
23

indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of January 31, 2023, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$188,873	$200,021
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	724,551	$23,246,109	612,974	$23,328,431
Shares issued to shareholders in payment of distributions declared	308,622	9,607,113	454,940	17,088,464
Shares redeemed	(462,692)	(15,101,860)	(558,368)	(20,790,823)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	570,481	$17,751,362	509,546	$19,626,072
Semi-Annual Shareholder Report
24

	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	117,314	$3,449,938	267,652	$9,556,354
Shares issued to shareholders in payment of distributions declared	99,258	2,761,357	188,752	6,442,116
Shares redeemed	(294,749)	(8,645,414)	(347,147)	(11,592,509)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(78,177)	$(2,434,119)	109,257	$4,405,961
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,545,765	$51,349,615	2,935,348	$114,520,154
Shares issued to shareholders in payment of distributions declared	836,543	26,592,484	1,163,096	44,573,724
Shares redeemed	(1,545,018)	(51,615,196)	(2,299,780)	(88,189,501)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	837,290	$26,326,903	1,798,664	$70,904,377
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	285,813	$9,391,373	320,616	$12,795,162
Shares issued to shareholders in payment of distributions declared	47,982	1,487,089	55,550	2,080,423
Shares redeemed	(110,748)	(3,646,718)	(157,356)	(5,758,957)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	223,047	$7,231,744	218,810	$9,116,628
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,552,641	$48,875,890	2,636,277	$104,053,038
4. FEDERAL TAX INFORMATION
At January 31, 2023, the cost of investments for federal tax purposes was $431,337,643. The net unrealized appreciation of investments for federal tax purposes was $55,952,518. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $69,937,573 and unrealized depreciation from investments for those securities having an excess of cost over value of $13,985,055.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.70% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain
Semi-Annual Shareholder Report
25

positive or zero net yields. For the six months ended January 31, 2023, the Adviser voluntarily waived $315,953 of its fee and voluntarily reimbursed $107,930 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2023, the Adviser reimbursed $4,645.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$113,745
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Semi-Annual Shareholder Report
26

For the six months ended January 31, 2023, FSC retained $16,040 of fees paid by the Fund. For the six months ended January 31, 2023, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2023, FSC retained $13,738 in sales charges from the sale of Class A Shares. FSC also retained $1,306 of CDSC relating to redemptions of Class A Shares and $1,628 relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended January 31, 2023, FSSC received $3,422 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSSC, FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2022, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.04%, 1.83%, 0.74% and 0.73% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. Prior to October 1, 2022, the Fee Limit for the Class C Shares was 1.81%. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2023, were as follows:
Purchases	$426,302,718
Sales	$419,569,029
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7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities. A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2023, the Fund had no outstanding loans. During the six months ended January 31, 2023, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2023, there were no outstanding loans. During the six months ended January 31, 2023, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under
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these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022 to January 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2022	Ending Account Value 1/31/2023	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,072.20	$5.43
Class C Shares	$1,000	$1,068.20	$9.49
Institutional Shares	$1,000	$1,074.00	$3.87
Class R6 Shares	$1,000	$1,074.10	$3.82
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.96	$5.30
Class C Shares	$1,000	$1,016.03	$9.25
Institutional Shares	$1,000	$1,021.48	$3.77
Class R6 Shares	$1,000	$1,021.53	$3.72

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.04%
Class C Shares	1.82%
Institutional Shares	0.74%
Class R6 Shares	0.73%
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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes MDT All Cap Core Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
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Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
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gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the quantitative focus of the management of the Fund makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
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While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board considered that, while comparisons to the Fund’s Expense Peer Group are relevant in judging the reasonableness of advisory fees, the quantitative focus of the management of the Fund makes fee and expense comparisons to the Expense Group particularly difficult. The Board further considered that, although the Fund’s advisory fee was above the median of the Expense Peer Group, the funds in the Expense Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex funds relative to the Expense Peer Group.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information
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regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
In 2019, the Board approved a reduction of 5 basis points in the contractual advisory fee.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
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Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report
41

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes MDT Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes MDT All Cap Core Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
Semi-Annual Shareholder Report
42

delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
43

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
44

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
45

Federated Hermes MDT All Cap Core Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R106
CUSIP 31421R205
CUSIP 31421R304
CUSIP 31421R718
36361 (3/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2023

Share Class | Ticker	A | QABGX	C | QCBGX	Institutional | QIBGX	R6 | QKBGX

Federated Hermes MDT Balanced Fund
Fund Established 2002

A Portfolio of Federated Hermes MDT Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2022 through January 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2023, the Fund’s portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Domestic Equity Securities	43.7%
International Equity Securities (including International Exchange-Traded Funds)	12.1%
U.S. Treasury Securities[2]	10.6%
Corporate Debt Securities	9.9%
Mortgage Core Fund	8.6%
Project and Trade Finance Core Fund	1.9%
Emerging Markets Core Fund	1.5%
Asset-Backed Securities	1.5%
High Yield Bond Core Fund	1.0%
Commercial Mortgage-Backed Securities	0.5%
Collateralized Mortgage Obligations	0.5%
Mortgage-Backed Securities	0.2%
Government Agency	0.1%
Bank Loan Core Fund[3]	0.0%
Municipal Bond[3]	0.0%
Securities Lending Collateral[4]	5.1%
Cash Equivalents[5]	7.4%
Derivative Contracts[3,6]	0.0%
Other Assets and Liabilities—Net[7]	(4.6)%
TOTAL	100%
Semi-Annual Shareholder Report

At January 31, 2023, the Fund’s sector composition8 for its equity securities (excluding exchange-traded funds) was as follows:
Sector Composition	Percentage of Equity Securities
Information Technology	24.8%
Health Care	14.8%
Financials	12.5%
Consumer Discretionary	10.2%
Industrials	8.3%
Consumer Staples	6.8%
Communication Services	6.0%
Energy	5.7%
Real Estate	5.4%
Materials	2.8%
Utilities	2.7%
Total	100%

1
See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets, are listed individually in the table.

2	Includes U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
3	Represents less than 0.1%.
4	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
6
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
8
Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

Semi-Annual Shareholder Report

Portfolio of Investments
January 31, 2023 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS— 45.5%
		Communication Services— 2.7%
9,409	[1]	Alphabet, Inc., Class A	$ 929,985
83,798	[1]	Altice USA, Inc.	410,610
21,112	[1]	Cars.com, Inc.	361,015
358	[1]	Charter Communications, Inc.	137,583
2,819		Comcast Corp., Class A	110,928
6,754	[1]	Lumen Technologies, Inc.	35,458
8,307	[1]	Meta Platforms, Inc.	1,237,494
16,362	[1]	Spotify Technology SA	1,844,325
2,758	[1]	T-Mobile USA, Inc.	411,797
		TOTAL	5,479,195
		Consumer Discretionary— 4.7%
2,679	[1]	1-800-FLOWERS.COM, Inc.	26,710
1,757	[1]	Airbnb, Inc.	195,220
2,494		American Eagle Outfitters, Inc.	40,253
171	[1]	AutoZone, Inc.	417,043
15,854	[1]	Bright Horizons Family Solutions, Inc.	1,217,270
5,475		eBay, Inc.	271,013
20,202	[1]	Expedia Group, Inc.	2,309,089
22,641		Ford Motor Co.	305,880
64,047		Gap (The), Inc.	869,118
705		General Motors Co.	27,721
15,297	[1]	Goodyear Tire & Rubber Co.	172,091
3,815	[1,2]	Groupon, Inc.	31,512
184		McDonald’s Corp.	49,202
644		Murphy USA, Inc.	175,187
280	[1]	O’Reilly Automotive, Inc.	221,858
16,006		PVH Corp.	1,438,939
358		Tractor Supply Co.	81,620
813	[1]	Ulta Beauty, Inc.	417,849
12,680	[1]	Under Armour, Inc., Class A	157,105
29,270		V.F. Corp.	905,614
		TOTAL	9,330,294
		Consumer Staples— 3.1%
11,638		Albertsons Cos., Inc.	246,726
2,767		Archer-Daniels-Midland Co.	229,246
271		Coca-Cola Bottling Co.	137,337
20,502	[1]	Hain Celestial Group, Inc.	420,701
8,796		Hershey Foods Corp.	1,975,581
800		Kellogg Co.	54,864
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Consumer Staples— continued
36,347		Kroger Co.	$ 1,622,167
1,203		Lamb Weston Holdings, Inc.	120,168
8,001		PepsiCo, Inc.	1,368,331
		TOTAL	6,175,121
		Energy— 2.6%
803		Cheniere Energy, Inc.	122,690
1,426		Chevron Corp.	248,153
591		Diamondback Energy, Inc.	86,357
4,683		Exxon Mobil Corp.	543,275
21,158		Marathon Oil Corp.	581,210
16,634		Marathon Petroleum Corp.	2,137,802
7,151		Occidental Petroleum Corp.	463,313
1,150		PBF Energy, Inc.	48,288
647		Phillips 66	64,875
4,870		Targa Resources, Inc.	365,347
1,228		Valero Energy Corp.	171,957
6,734	[1]	Weatherford International PLC	383,030
		TOTAL	5,216,297
		Financials— 5.7%
4,991		American International Group, Inc.	315,531
450		Ameriprise Financial, Inc.	157,554
21,707		Bank of New York Mellon Corp.	1,097,723
19,295		Berkley, W. R. Corp.	1,353,351
1,225		Carlyle Group LP/The	44,063
1,512		Cboe Global Markets, Inc.	185,795
2,946		Chubb Ltd.	670,186
792	[1,2]	Coinbase Global, Inc.	46,316
679		First Republic Bank	95,658
9,581	[1]	Green Dot Corp.	173,225
861		Hartford Financial Services Group, Inc.	66,822
15,952		Huntington Bancshares, Inc.	241,992
9,784		Interactive Brokers Group, Inc., Class A	782,133
1,061	[1]	LendingTree, Inc.	42,079
281		LPL Financial Holdings, Inc.	66,631
904		MarketAxess Holdings, Inc.	328,920
11,430		Northern Trust Corp.	1,108,367
1,477	[1]	PROG Holdings, Inc.	32,922
9,522		Progressive Corp., OH	1,298,325
6,277		Signature Bank	809,419
256	[1]	SVB Financial Group	77,425
7,352		The Travelers Cos., Inc.	1,405,114
669	[1]	Triumph Bancorp, Inc.	37,283
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Financials— continued
33,023		Virtu Financial, Inc.	$ 637,674
5,580		Zions Bancorporation, N.A.	296,633
		TOTAL	11,371,141
		Health Care— 6.7%
2,241		AbbVie, Inc.	331,108
2,640		Amgen, Inc.	666,336
7,913	[1]	AnaptysBio, Inc.	196,955
1,306	[1]	Biogen, Inc.	379,915
4,372		Bristol-Myers Squibb Co.	317,626
4,593	[1]	Centene Corp.	350,170
500		CIGNA Corp.	158,335
15,524	[1]	Community Health Systems, Inc.	81,035
3,972		CVS Health Corp.	350,410
6,143		Dentsply Sirona, Inc.	226,247
51,357	[1]	Elanco Animal Health, Inc.	705,132
561		Elevance Health, Inc.	280,494
2,483		Eli Lilly & Co.	854,525
2,176	[1]	Emergent BioSolutions, Inc.	28,701
10,058	[1]	Enovis Corp.	633,151
878	[1]	Fulgent Genetics, Inc.	29,659
11,951		Gilead Sciences, Inc.	1,003,167
2,999		Humana, Inc.	1,534,588
6,423		Johnson & Johnson	1,049,647
843		McKesson Corp.	319,227
6,430		Merck & Co., Inc.	690,646
407	[1]	Molina Healthcare, Inc.	126,915
6,587	[1]	Myriad Genetics, Inc.	129,896
16,210	[1]	Nevro Corp.	595,231
9,022	[1]	Omnicell, Inc.	500,450
2,759		Pfizer, Inc.	121,837
9,481	[1]	Syneos Health, Inc.	340,558
1,825	[1]	Teladoc Health, Inc.	53,655
1,138		Teleflex, Inc.	277,012
1,159		UnitedHealth Group, Inc.	578,561
1,626	[1]	Vertex Pharmaceuticals, Inc.	525,361
		TOTAL	13,436,550
		Industrials— 3.8%
459		3M Co.	52,822
1,710		AGCO Corp.	236,202
1,315	[1]	Alaska Air Group, Inc.	67,512
2,231		Allegion PLC	262,254
4,120		Booz Allen Hamilton Holding Corp.	389,917
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Industrials— continued
3,178		Caterpillar, Inc.	$ 801,778
7,124	[1]	CIRCOR International, Inc.	196,979
2,523		Lennox International, Inc.	657,544
1,342		Manpower, Inc.	116,969
6,852		Pentair PLC	379,464
10,000		Pitney Bowes, Inc.	43,100
6,929		Robert Half International, Inc.	581,759
984		Ryder System, Inc.	92,899
2,538	[1]	SkyWest, Inc.	52,689
7,730	[1]	SPX Technologies, Inc.	579,827
6,859		Stanley Black & Decker, Inc.	612,577
1,034		Trane Technologies PLC	185,210
11,566	[1]	Trex Co., Inc.	609,759
1,458	[1]	TriNet Group, Inc.	110,006
8,249	[1]	United Airlines Holdings, Inc.	403,871
195	[1]	United Rentals, Inc.	85,985
3,020		Waste Management, Inc.	467,285
1,443	[1]	Willscot Corp.	69,928
11,425	[1]	XPO Logistics, Inc.	455,400
		TOTAL	7,511,736
		Information Technology— 11.3%
3,377	[1]	Adobe, Inc.	1,250,638
16,251		Apple, Inc.	2,344,857
3,146	[1]	Arista Networks, Inc.	396,459
4,830		Automatic Data Processing, Inc.	1,090,662
2,290	[1]	Box, Inc.	73,257
2,935		Bread Financial Holdings, Inc.	120,423
2,173		Broadcom, Inc.	1,271,227
3,677	[1]	Cerence, Inc.	90,160
4,701	[1]	Cirrus Logic, Inc.	424,923
17,337		Cisco Systems, Inc.	843,792
854		Cognizant Technology Solutions Corp.	57,004
2,931	[1]	Commvault Systems, Inc.	182,396
19,153		Dell Technologies, Inc.	777,995
14,042	[1]	DXC Technology Co.	403,427
3,650	[1]	F5, Inc.	538,959
14,151		Hewlett Packard Enterprise Co.	228,256
1,033	[1]	IPG Photonics Corp.	115,799
1,416	[1]	LiveRamp Holdings, Inc.	37,892
8,649		Microsoft Corp.	2,143,309
9,954		Paychex, Inc.	1,153,270
28,480	[1]	PayPal Holdings, Inc.	2,320,835
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Information Technology— continued
18,478		Pegasystems, Inc.	$ 718,425
30,666	[1]	Pure Storage, Inc.	887,474
261		Qualcomm, Inc.	34,768
61,443	[1]	Semtech Corp.	2,029,462
8,508		Skyworks Solutions, Inc.	933,072
354	[1]	Synaptics, Inc.	44,261
8,203		Vishay Intertechnology, Inc.	187,767
31,056		Western Union Co.	440,064
9,197		Xerox Holdings Corp.	150,647
17,576	[1]	Zoom Video Communications, Inc.	1,318,200
		TOTAL	22,609,680
		Materials— 1.3%
4,301	[1]	Berry Global Group, Inc.	265,501
4,889		CF Industries Holdings, Inc.	414,098
12,399		Mosaic Co./The	614,247
9,190		Newmont Corp.	486,427
1,950		Nucor Corp.	329,589
2,688		Steel Dynamics, Inc.	324,280
5,688		United States Steel Corp.	162,051
		TOTAL	2,596,193
		Real Estate— 2.4%
6,600		American Homes 4 Rent	226,314
700		American Tower Corp.	156,373
14,500		Brixmor Property Group, Inc.	341,185
4,309	[1]	Cushman & Wakefield PLC	62,179
2,200		EastGroup Properties, Inc.	370,150
7,700		EPR PPTYS	327,096
1,600		Equity Residential Properties Trust	101,840
7,700		Gaming and Leisure Properties, Inc.	412,412
3,100		Invitation Homes, Inc.	100,750
14,500		Kimco Realty Corp.	325,670
9,000		Kite Realty Group Trust	195,300
3,400		National Retail Properties, Inc.	160,990
20,000		Pebblebrook Hotel Trust	328,000
1,250		Public Storage	380,425
6,500		Rexford Industrial Realty, Inc.	412,555
2,900		Ryman Hospitality Properties	269,381
2,500		UDR, Inc.	106,475
12,900		VICI Properties, Inc.	440,922
2,100		Welltower, Inc.	157,584
		TOTAL	4,875,601
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Utilities— 1.2%
2,819		American Electric Power Co., Inc.	$ 264,873
11,611		Exelon Corp.	489,868
17,433		NRG Energy, Inc.	596,558
10,778		WEC Energy Group, Inc.	1,013,024
779		Xcel Energy, Inc.	53,572
		TOTAL	2,417,895
		TOTAL COMMON STOCKS (IDENTIFIED COST $79,587,480)	91,019,703
		U.S. TREASURIES— 10.6%
		U.S. Treasury Bond— 1.7%
$ 610,000		United States Treasury Bond, 1.875%, 11/15/2051	417,489
1,200,000	[3]	United States Treasury Bond, 2.000%, 8/15/2051	848,320
880,000		United States Treasury Bond, 2.250%, 2/15/2052	659,352
425,000		United States Treasury Bond, 2.875%, 5/15/2052	365,357
125,000		United States Treasury Bond, 3.000%, 8/15/2052	110,317
50,000		United States Treasury Bond, 3.250%, 5/15/2042	46,323
225,000		United States Treasury Bond, 3.375%, 8/15/2042	212,466
645,000		United States Treasury Bond, 4.000%, 11/15/2052	687,690
		TOTAL	3,347,314
		U.S. Treasury Note— 8.9%
800,000		United States Treasury Note, 1.250%, 12/31/2026	728,367
600,000		United States Treasury Note, 1.875%, 2/28/2027	558,507
2,090,000		United States Treasury Note, 1.875%, 2/15/2032	1,832,960
1,025,000		United States Treasury Note, 2.375%, 3/31/2029	955,732
800,000		United States Treasury Note, 2.500%, 3/31/2027	763,091
25,000		United States Treasury Note, 2.625%, 4/15/2025	24,216
345,000		United States Treasury Note, 2.625%, 5/31/2027	330,527
400,000		United States Treasury Note, 2.625%, 7/31/2029	377,874
725,000		United States Treasury Note, 2.750%, 4/30/2027	698,160
400,000		United States Treasury Note, 2.750%, 7/31/2027	384,852
500,000		United States Treasury Note, 2.750%, 5/31/2029	476,089
670,000		United States Treasury Note, 2.750%, 8/15/2032	629,793
850,000		United States Treasury Note, 2.875%, 4/30/2029	815,422
1,420,000		United States Treasury Note, 2.875%, 5/15/2032	1,351,751
400,000		United States Treasury Note, 3.000%, 6/30/2024	391,417
500,000		United States Treasury Note, 3.125%, 8/31/2027	489,064
1,050,000		United States Treasury Note, 3.125%, 8/31/2029	1,021,688
800,000		United States Treasury Note, 3.250%, 8/31/2024	785,472
1,100,000		United States Treasury Note, 3.250%, 6/30/2029	1,078,077
300,000		United States Treasury Note, 3.875%, 11/30/2027	303,382
300,000		United States Treasury Note, 3.875%, 11/30/2029	305,297
600,000		United States Treasury Note, 4.125%, 9/30/2027	611,996
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		U.S. TREASURIES— continued
		U.S. Treasury Note— continued
$ 100,000		United States Treasury Note, 4.125%, 10/31/2027	$ 102,058
950,000		United States Treasury Note, 4.125%, 11/15/2032	998,834
700,000		United States Treasury Note, 4.250%, 9/30/2024	698,307
1,150,000		United States Treasury Note, 4.500%, 11/30/2024	1,153,610
		TOTAL	17,866,543
		TOTAL U.S. TREASURIES (IDENTIFIED COST $22,290,433)	21,213,857
		CORPORATE BONDS— 9.9%
		Basic Industry - Chemicals— 0.0%
10,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	10,356
		Basic Industry - Metals & Mining— 0.0%
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	14,826
20,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	22,829
		TOTAL	37,655
		Capital Goods - Aerospace & Defense— 0.5%
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	140,914
275,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	275,135
110,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	106,738
300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	242,002
170,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	165,001
15,000		Spirit AeroSystems, Inc., Sr. Unsecd. Note, 4.600%, 6/15/2028	12,630
40,000	[4]	Textron Financial Corp., Jr. Sub. Note, 144A, 6.341% (3-month USLIBOR +1.735%), 2/15/2042	31,050
50,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	48,706
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	49,613
		TOTAL	1,071,789
		Capital Goods - Building Materials— 0.1%
200,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	193,527
		Capital Goods - Construction Machinery— 0.1%
205,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	205,912
		Capital Goods - Diversified Manufacturing— 0.1%
60,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	52,577
175,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	145,953
		TOTAL	198,530
		Communications - Cable & Satellite— 0.2%
300,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.250%, 1/15/2029	251,690
145,000		Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	100,771
15,000		Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	13,729
10,000		Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	9,806
		TOTAL	375,996
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS— continued
	Communications - Media & Entertainment— 0.3%
$ 30,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	$ 31,456
500,000	Meta Platforms, Inc., Sr. Unsecd. Note, 4.450%, 8/15/2052	437,310
178,000	Paramount Global, Sr. Unsecd. Note, 4.750%, 5/15/2025	176,697
	TOTAL	645,463
	Communications - Telecom Wireless— 0.1%
150,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 6/15/2026	144,800
	Communications - Telecom Wirelines— 0.2%
12,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 9/15/2053	8,868
300,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	231,222
11,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2059	8,079
5,000	AT&T, Inc., Sr. Unsecd. Note, 4.500%, 5/15/2035	4,757
150,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	137,852
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	81,809
	TOTAL	472,587
	Consumer Cyclical - Automotive— 0.1%
175,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	145,144
10,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	9,874
10,000	Mercedes-Benz Finance NA LLC, Company Guarantee, 8.500%, 1/18/2031	12,779
	TOTAL	167,797
	Consumer Cyclical - Retailers— 0.2%
170,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	159,677
250,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	241,855
15,000	CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	14,882
	TOTAL	416,414
	Consumer Cyclical - Services— 0.2%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	198,429
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.800%, 12/5/2024	124,161
15,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	13,199
10,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 4/1/2023	10,389
70,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	68,014
15,000	Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	14,841
	TOTAL	429,033
	Consumer Non-Cyclical - Food/Beverage— 0.5%
30,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	29,762
300,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	283,923
140,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	133,690
80,000	General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	60,348
270,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	261,323
200,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	199,085
50,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	49,234
	TOTAL	1,017,365
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Health Care— 0.2%
$ 135,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	$ 119,970
180,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	158,408
105,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 144A, 6.377%, 11/22/2052	121,427
	TOTAL	399,805
	Consumer Non-Cyclical - Pharmaceuticals— 0.3%
500,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	448,278
15,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	13,412
10,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	9,421
15,000	Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	14,043
	TOTAL	485,154
	Consumer Non-Cyclical - Tobacco— 0.2%
450,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	473,631
	Energy - Independent— 0.4%
250,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.900%, 2/1/2025	244,659
125,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	113,734
400,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2053	419,044
20,000	EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	18,996
	TOTAL	796,433
	Energy - Integrated— 0.5%
135,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	129,821
300,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	294,640
5,000	ConocoPhillips Co., Sr. Unsecd. Note, 4.025%, 3/15/2062	4,323
270,000	Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	262,619
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	225,471
	TOTAL	916,874
	Energy - Midstream— 0.4%
125,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	108,781
20,000	Energy Transfer Operating, Sr. Unsecd. Note, 5.500%, 6/1/2027	20,313
115,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	112,776
75,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	74,720
10,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	10,015
170,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	166,706
20,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	22,656
40,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	38,807
5,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	4,549
190,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	199,981
70,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	63,498
	TOTAL	822,802
	Energy - Refining— 0.0%
15,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	15,140
15,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	12,782
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS— continued
		Energy - Refining— continued
$ 10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	$ 10,970
15,000		Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	14,816
		TOTAL	53,708
		Financial Institution - Banking— 1.6%
300,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 4/19/2026	292,040
200,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	196,760
15,000		Bank of America Corp., Sub. Note, Series MTN, 4.200%, 8/26/2024	14,841
15,000		Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	14,872
20,000		Bank of New York Mellon, N.A., Sr. Unsecd. Note, 3.400%, 5/15/2024	19,681
165,000		Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	141,465
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	242,399
170,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	163,826
300,000		Citigroup, Inc., Sr. Unsecd. Note, 3.785%, 3/17/2033	272,032
370,000		Citigroup, Inc., Sr. Unsecd. Note, 5.610%, 9/29/2026	376,063
15,000		Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	14,727
30,000		Comerica, Inc., 3.800%, 7/22/2026	29,072
75,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	74,096
250,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	249,180
40,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.200%, 2/23/2023	39,963
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	170,244
10,000	[5]	JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 10/1/2024	9,981
25,000	[5]	JPMorgan Chase & Co., Jr. Sub. Note, Series FF, 5.000%, 8/1/2024	24,328
20,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.559%, 4/23/2024	19,927
15,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	13,231
400,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	398,640
100,000		Morgan Stanley, Sr. Unsecd. Note, 2.943%, 1/21/2033	85,476
15,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	14,769
15,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	14,963
10,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	8,788
250,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	202,861
10,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	9,834
10,000		Westpac Banking Corp., Sub., Series GMTN, 4.322%, 11/23/2031	9,614
		TOTAL	3,123,673
		Financial Institution - Broker/Asset Mgr/Exchange— 0.1%
80,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	77,870
70,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	67,508
		TOTAL	145,378
		Financial Institution - Finance Companies— 0.2%
150,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	149,180
220,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	224,668
		TOTAL	373,848
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS— continued
	Financial Institution - Insurance - Health— 0.2%
$ 300,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2052	$ 297,514
	Financial Institution - Insurance - Life— 0.3%
400,000	AIA Group Ltd., Sub., 144A, 3.200%, 9/16/2040	305,426
15,000	MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	15,298
10,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	13,760
250,000	MetLife, Inc., Sr. Unsecd. Note, 3.600%, 4/10/2024	247,270
15,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	17,004
10,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	9,954
50,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	54,203
	TOTAL	662,915
	Financial Institution - Insurance - P&C— 0.0%
10,000	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	9,376
55,000	Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	44,951
	TOTAL	54,327
	Financial Institution - REIT - Apartment— 0.1%
60,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	53,921
200,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	157,270
70,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	65,655
	TOTAL	276,846
	Financial Institution - REIT - Healthcare— 0.1%
185,000	Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	169,775
	Financial Institution - REIT - Office— 0.0%
70,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	67,332
	Financial Institution - REIT - Other— 0.0%
75,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	74,238
	Food & Beverage— 0.0%
15,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	14,692
	Midstream— 0.0%
10,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	9,435
	Technology— 0.7%
30,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	29,833
10,000	Apple, Inc., Sr. Unsecd. Note, 3.850%, 5/4/2043	9,105
70,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	52,116
220,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.150%, 4/15/2032	200,940
20,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	19,000
240,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	246,932
110,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	102,528
265,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	258,901
7,000	Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	5,360
8,000	Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	7,415
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS— continued
	Technology— continued
$ 500,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	$ 543,927
	TOTAL	1,476,057
	Technology Services— 0.0%
5,000	Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	4,445
	Transportation - Airlines— 0.1%
30,000	Delta Air Lines, Inc., Sr. Unsecd. Note, 2.900%, 10/28/2024	28,646
110,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	110,776
	TOTAL	139,422
	Transportation - Railroads— 0.1%
30,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	29,856
225,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.125%, 6/1/2026	214,319
	TOTAL	244,175
	Transportation - Services— 0.2%
15,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	15,334
20,000	FedEx Corp., Sr. Unsecd. Note, 3.900%, 2/1/2035	18,044
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.750%, 6/9/2023	199,030
125,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	123,849
	TOTAL	356,257
	Utility - Electric— 1.2%
200,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	142,952
90,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	81,036
70,000	Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	67,216
300,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	293,545
140,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	117,939
170,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	162,311
200,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	192,249
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	102,691
25,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTNC, 8.000%, 3/1/2032	30,506
300,000	Oncor Electric Delivery Co. LLC, Sec. Fac. Bond, 4.950%, 9/15/2052	306,033
250,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	237,336
175,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	166,536
300,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	243,332
170,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	173,878
	TOTAL	2,317,560
	Utility - Natural Gas— 0.4%
45,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	44,942
445,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	447,170
230,000	ONE Gas, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2032	224,962
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS— continued
	Utility - Natural Gas— continued
$ 5,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	$ 5,471
	TOTAL	722,545
	TOTAL CORPORATE BONDS (IDENTIFIED COST $21,006,352)	19,866,065
	ASSET-BACKED SECURITIES— 1.5%
	Auto Receivables— 0.6%
405,138	Santander Bank Auto Credit-Linked Notes 2022-B, Class D, 6.793%, 8/16/2032	403,550
300,000	Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	300,730
400,000	Toyota Auto Receivables Owner Trust 2020-B, Class A4, 1.660%, 9/15/2025	388,073
90,000	World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	82,756
	TOTAL	1,175,109
	Credit Card— 0.2%
400,000	Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	360,696
	Equipment Lease— 0.4%
280,735	HPEFS Equipment Trust 2020-2A, Class C, 2.000%, 7/22/2030	279,746
500,000	HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	469,951
	TOTAL	749,697
	Other— 0.2%
450,000	PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	430,684
	Student Loans— 0.1%
227,236	Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	201,615
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,052,635)	2,917,801
	COLLATERALIZED MORTGAGE OBLIGATIONS— 0.5%
	Commercial Mortgage— 0.3%
190,000	Bank, Class A4, 3.488%, 11/15/2050	178,981
200,000	Commercial Mortgage Trust 2013-CR8, Class B, 3.892%, 6/10/2046	191,706
200,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	186,678
	TOTAL	557,365
	Federal Home Loan Mortgage Corporation— 0.2%
1,883	Federal Home Loan Mortgage Corp. REMIC, Series 2497, Class JH, 6.000%, 9/15/2032	1,955
28,266	Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	27,421
350,000	Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	331,711
	TOTAL	361,087
	Federal National Mortgage Association— 0.0%
123	Federal National Mortgage Association REMIC, Series 1993-113, Class SB, 9.748% (10-year Constant Maturity Treasury +48.285%, Cap 9.749%), 7/25/2023	123
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal National Mortgage Association— continued
$ 305		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	$ 298
		TOTAL	421
		Non-Agency Mortgage— 0.0%
41	[6]	Bear Stearns Mortgage Securities, Inc. 1997-6, Class 1A, 6.465%, 3/25/2031	40
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $998,270)	918,913
		COMMERCIAL MORTGAGE-BACKED SECURITIES— 0.5%
		Commercial Mortgage— 0.3%
200,000		BMO Mortgage Trust 2023-C4, Class A5, 5.116%, 2/15/2056	206,549
400,000		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	358,511
		TOTAL	565,060
		Federal Home Loan Mortgage Corporation— 0.2%
387,132		Federal Home Loan Mortgage Corp. REMIC, Series K106, Class A1, 1.783%, 10/25/2029	346,299
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $954,807)	911,359
		MORTGAGE-BACKED SECURITIES— 0.2%
		Federal Home Loan Mortgage Corporation— 0.0%
21,768		Federal Home Loan Mortgage Corp., Pool G07801, 4.000%, 10/1/2044	21,622
		Federal National Mortgage Association— 0.2%
5,616		Federal National Mortgage Association, Pool 357761, 5.500%, 5/1/2035	5,853
599		Federal National Mortgage Association, Pool 728709, 5.500%, 7/1/2033	620
22,095		Federal National Mortgage Association, Pool 932864, 4.000%, 12/1/2040	21,889
38,503		Federal National Mortgage Association, Pool AB7859, 3.500%, 2/1/2043	37,155
29,086		Federal National Mortgage Association, Pool AD6938, 4.500%, 6/1/2040	29,381
13,169		Federal National Mortgage Association, Pool AQ0945, 3.000%, 11/1/2042	12,293
16,137		Federal National Mortgage Association, Pool AT2127, 3.000%, 4/1/2043	15,074
10,772		Federal National Mortgage Association, Pool AT7861, 3.000%, 6/1/2028	10,496
15,929		Federal National Mortgage Association, Pool BM4388, 4.000%, 8/1/2048	15,684
8,547		Federal National Mortgage Association, Pool BM5024, 3.000%, 11/1/2048	7,893
11,169		Federal National Mortgage Association, Pool BM5246, 3.500%, 11/1/2048	10,649
13,464		Federal National Mortgage Association, Pool CA0833, 3.500%, 12/1/2047	12,846
10,334		Federal National Mortgage Association, Pool CA4427, 3.000%, 10/1/2049	9,414
8,196		Federal National Mortgage Association, Pool FM0008, 3.500%, 8/1/2049	7,804
22,253		Federal National Mortgage Association, Pool FM1000, 3.000%, 4/1/2047	20,600
10,184		Federal National Mortgage Association, Pool FM1221, 3.500%, 7/1/2049	9,729
16,236		Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	16,671
18,809		Federal National Mortgage Association, Pool MA0666, 4.500%, 3/1/2041	19,015
23,039		Federal National Mortgage Association, Pool MA1430, 3.000%, 5/1/2043	21,521
23,232		Federal National Mortgage Association, Pool MA2803, 2.500%, 11/1/2031	22,096
		TOTAL	306,683
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MORTGAGE-BACKED SECURITIES— continued
		Government National Mortgage Association— 0.0%
$ 13,185		Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	$ 12,713
8,444		Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	8,391
		TOTAL	21,104
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $368,331)	349,409
		GOVERNMENT AGENCY— 0.1%
		Federal National Mortgage Association— 0.1%
250,000		Federal National Mortgage Association Notes, 0.625%, 4/22/2025 (IDENTIFIED COST $249,769)	231,868
		MUNICIPAL BOND— 0.0%
30,000		Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $32,986)	31,210
		EXCHANGE-TRADED FUNDS— 10.3%
64,500		iShares Core MSCI Emerging Markets ETF	3,281,115
241,500	[2]	iShares MSCI EAFE ETF	17,279,325
		Total Exchange-Traded Funds (IDENTIFIED COST $19,576,414)	20,560,440
		INVESTMENT COMPANIES— 25.5%
20,315		Bank Loan Core Fund	178,774
369,547		Emerging Markets Core Fund	3,048,764
10,169,520		Federated Hermes Government Obligations Fund, Premier Shares, 4.19%[7]	10,169,520
14,707,477		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.41%[7]	14,707,477
384,295		High Yield Bond Core Fund	2,079,036
1,981,343		Mortgage Core Fund	17,079,175
434,398		Project and Trade Finance Core Fund	3,792,292
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $52,923,566)	51,055,038
		TOTAL INVESTMENT IN SECURITIES—104.6% (IDENTIFIED COST $201,041,043)[8]	209,075,663
		OTHER ASSETS AND LIABILITIES - NET—(4.6)%[9]	(9,243,671)
		TOTAL NET ASSETS—100%	$199,831,992
Semi-Annual Shareholder Report

At January 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Long Bond Long Futures	2	$259,750	March 2023	$8,231
United States Treasury Notes 2-Year Long Futures	24	$4,935,563	March 2023	$10,824
United States Treasury Notes 5-Year Long Futures	16	$1,747,875	March 2023	$14,575
United States Treasury Notes 10-Year Ultra Long Futures	23	$2,787,672	March 2023	$305
Short Futures:
United States Treasury Notes 10-Year Short Futures	11	$1,259,672	March 2023	$(9,979)
United States Treasury Ultra Bond Short Futures	3	$425,250	March 2023	$649
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$24,605
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2023, were as follows:
Affiliates	Value as of 7/31/2022	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$174,026	$6,853	$—
Emerging Markets Core Fund	$2,048,880	$1,556,588	$(782,950)
Federated Hermes Government Obligations Fund, Premier Shares*	$7,041,989	$164,436,692	$(161,309,161)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$21,788,196	$24,351,768	$(31,440,120)
High Yield Bond Core Fund	$1,960,618	$1,179,349	$(1,000,000)
Mortgage Core Fund	$15,133,883	$5,541,010	$(3,000,000)
Project and Trade Finance Core Fund	$3,586,221	$155,183	$—
TOTAL OF AFFILIATED TRANSACTIONS	$51,733,813	$197,227,443	$(197,532,231)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 1/31/2023	Shares Held as of 1/31/2023	Dividend Income
$(2,105)	$—	$178,774	20,315	$6,854
$339,219	$(112,973)	$3,048,764	369,547	$85,244
$—	$—	$10,169,520	10,169,520	$63,934
$8,311	$(678)	$14,707,477	14,707,477	$287,129
$110,247	$(171,178)	$2,079,036	384,295	$61,140
$(448,665)	$(147,053)	$17,079,175	1,981,343	$309,644
$50,888	$—	$3,792,292	434,398	$155,024
$57,895	$(431,882)	$51,055,038	28,066,895	$968,969

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	Perpetual Bond Security. The maturity date reflects the next call date.
6	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns’ outstanding registered debt securities.
7	7-day net yield.
8	Also represents cost of investments for federal tax purposes.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$87,233,055	$—	$—	$87,233,055
International	3,786,648	—	—	3,786,648
Debt Securities:
U.S. Treasuries	—	21,213,857	—	21,213,857
Corporate Bonds	—	19,866,065	—	19,866,065
Asset-Backed Securities	—	2,917,801	—	2,917,801
Collateralized Mortgage Obligations	—	918,913	—	918,913
Commercial Mortgage-Backed Securities	—	911,359	—	911,359
Mortgage-Backed Securities	—	349,409	—	349,409
Government Agency	—	231,868	—	231,868
Municipal Bond	—	31,210	—	31,210
Exchange-Traded Funds	20,560,440	—	—	20,560,440
Investment Companies[1]	47,262,746	—	—	51,055,038
TOTAL SECURITIES	$158,842,889	$46,440,482	$—	$209,075,663
Other Financial Instruments:[2]
Assets	$34,584	$—	$—	$34,584
Liabilities	(9,979)	—	—	(9,979)
TOTAL OTHER FINANCIAL INSTRUMENTS	$24,605	$—	$—	$24,605

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $3,792,292 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above, but is included in the Total column.
The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$19.57	$23.18	$19.59	$18.71	$19.59	$17.74
Income From Investment Operations:
Net investment income (loss)[1]	0.13	0.16	0.16	0.19	0.25	0.21
Net realized and unrealized gain (loss)	0.45	(1.60)	4.30	1.46	0.57	1.89
Total From Investment Operations	0.58	(1.44)	4.46	1.65	0.82	2.10
Less Distributions:
Distributions from net investment income	(0.09)	(0.13)	(0.07)	(0.24)	(0.19)	(0.25)
Distributions from net realized gain	(1.10)	(2.04)	(0.80)	(0.53)	(1.51)	—
Total Distributions	(1.19)	(2.17)	(0.87)	(0.77)	(1.70)	(0.25)
Net Asset Value, End of Period	$18.96	$19.57	$23.18	$19.59	$18.71	$19.59
Total Return[2]	3.28%	(7.05)%	23.31%	9.08%	5.28%	11.91%
Ratios to Average Net Assets:
Net expenses[3]	1.31%[4]	1.30%	1.31%	1.31%	1.31%	1.32%
Net investment income	1.35%[4]	0.73%	0.77%	1.04%	1.35%	1.11%
Expense waiver/reimbursement[5]	0.03%[4]	0.01%	0.04%	0.07%	0.08%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$116,524	$114,889	$124,559	$95,559	$84,243	$61,553
Portfolio turnover[6]	63%	110%	61%	152%	92%	89%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$19.16	$22.78	$19.35	$18.50	$19.31	$17.49
Income From Investment Operations:
Net investment income (loss)[1]	0.05	(0.01)	0.00[2]	0.05	0.11	0.06
Net realized and unrealized gain (loss)	0.45	(1.57)	4.23	1.43	0.59	1.87
Total From Investment Operations	0.50	(1.58)	4.23	1.48	0.70	1.93
Less Distributions:
Distributions from net investment income	—	—	—	(0.10)	(0.00)[2]	(0.11)
Distributions from net realized gain	(1.10)	(2.04)	(0.80)	(0.53)	(1.51)	—
Total Distributions	(1.10)	(2.04)	(0.80)	(0.63)	(1.51)	(0.11)
Net Asset Value, End of Period	$18.56	$19.16	$22.78	$19.35	$18.50	$19.31
Total Return[3]	2.90%	(7.76)%	22.37%	8.25%	4.54%	11.09%
Ratios to Average Net Assets:
Net expenses[4]	2.09%[5]	2.06%	2.06%	2.06%	2.06%	2.07%
Net investment income (loss)	0.57%[5]	(0.05)%	0.01%	0.29%	0.60%	0.35%
Expense waiver/reimbursement[6]	0.02%[5]	0.01%	0.05%	0.09%	0.10%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,791	$13,503	$16,941	$15,043	$15,492	$27,577
Portfolio turnover[7]	63%	110%	61%	152%	92%	89%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$19.67	$23.28	$19.67	$18.78	$19.64	$17.79
Income From Investment Operations:
Net investment income (loss)[1]	0.15	0.21	0.22	0.24	0.30	0.26
Net realized and unrealized gain (loss)	0.46	(1.60)	4.30	1.46	0.58	1.89
Total From Investment Operations	0.61	(1.39)	4.52	1.70	0.88	2.15
Less Distributions:
Distributions from net investment income	(0.14)	(0.18)	(0.11)	(0.28)	(0.23)	(0.30)
Distributions from net realized gain	(1.10)	(2.04)	(0.80)	(0.53)	(1.51)	—
Total Distributions	(1.24)	(2.22)	(0.91)	(0.81)	(1.74)	(0.30)
Net Asset Value, End of Period	$19.04	$19.67	$23.28	$19.67	$18.78	$19.64
Total Return[2]	3.42%	(6.82)%	23.59%	9.33%	5.61%	12.15%
Ratios to Average Net Assets:
Net expenses[3]	1.06%[4]	1.06%	1.06%	1.06%	1.06%	1.07%
Net investment income	1.60%[4]	0.97%	1.02%	1.29%	1.62%	1.35%
Expense waiver/reimbursement[5]	0.04%[4]	0.01%	0.04%	0.07%	0.08%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$68,222	$65,157	$73,997	$54,440	$53,035	$54,358
Portfolio turnover[6]	63%	110%	61%	152%	92%	89%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$19.63	$23.24	$19.61	$18.74	$19.62	$17.76
Income From Investment Operations:
Net investment income (loss)[1]	0.15	0.22	0.22	0.24	0.27	0.26
Net realized and unrealized gain (loss)	0.46	(1.61)	4.31	1.44	0.60	1.90
Total From Investment Operations	0.61	(1.39)	4.53	1.68	0.87	2.16
Less Distributions:
Distributions from net investment income	(0.16)	(0.18)	(0.10)	(0.28)	(0.24)	(0.30)
Distributions from net realized gain	(1.10)	(2.04)	(0.80)	(0.53)	(1.51)	—
Total Distributions	(1.26)	(2.22)	(0.90)	(0.81)	(1.75)	(0.30)
Net Asset Value, End of Period	$18.98	$19.63	$23.24	$19.61	$18.74	$19.62
Total Return[2]	3.43%	(6.81)%	23.70%	9.26%	5.56%	12.24%
Ratios to Average Net Assets:
Net expenses[3]	1.04%[4]	1.01%	1.05%	1.05%	1.05%	1.06%
Net investment income	1.62%[4]	1.05%	1.03%	1.29%	1.40%	1.36%
Expense waiver/reimbursement[5]	0.01%[4]	0.01%	0.01%	0.03%	0.06%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,294	$2,286	$1,836	$1,516	$3,165	$12,178
Portfolio turnover[6]	63%	110%	61%	152%	92%	89%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
January 31, 2023 (unaudited)

Assets:
Investment in securities, at value including $10,022,488 of securities loaned and $51,055,038 of investments in affiliated holdings* (identified cost $201,041,043, including $52,923,566 of identified cost in affiliated holdings)	$209,075,663
Income receivable	470,436
Income receivable from affiliated holdings	160,037
Receivable for investments sold	624,702
Receivable for shares sold	836,375
Receivable for variation margin on futures contracts	10,810
Total Assets	211,178,023
Liabilities:
Payable for investments purchased	1,005,210
Payable for shares redeemed	17,554
Payable for collateral due to broker for securities lending (Note 2)	10,169,520
Payable for investment adviser fee (Note 5)	4,002
Payable for administrative fee (Note 5)	424
Payable for Directors’/Trustees’ fees (Note 5)	495
Payable for distribution services fee (Note 5)	7,890
Payable for other service fees (Notes 2 and 5)	50,486
Accrued expenses (Note 5)	90,450
Total Liabilities	11,346,031
Net assets for 10,540,449 shares outstanding	$199,831,992
Net Assets Consist of:
Paid-in capital	$191,791,691
Total distributable earnings (loss)	8,040,301
Total Net Assets	$199,831,992
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($116,524,407 ÷ 6,146,562 shares outstanding), no par value, unlimited shares authorized	$18.96
Offering price per share (100/94.50 of $18.96)	$20.06
Redemption proceeds per share	$18.96
Class C Shares:
Net asset value per share ($12,791,345 ÷ 689,372 shares outstanding), no par value, unlimited shares authorized	$18.56
Offering price per share	$18.56
Redemption proceeds per share (99.00/100 of $18.56)	$18.37
Institutional Shares:
Net asset value per share ($68,221,960 ÷ 3,583,638 shares outstanding), no par value, unlimited shares authorized	$19.04
Offering price per share	$19.04
Redemption proceeds per share	$19.04
Class R6 Shares:
Net asset value per share ($2,294,280 ÷ 120,877 shares outstanding), no par value, unlimited shares authorized	$18.98
Offering price per share	$18.98
Redemption proceeds per share	$18.98

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended January 31, 2023 (unaudited)

Investment Income:
Dividends (including $904,540 received from affiliated holdings*)	$1,781,262
Interest	770,013
Net income on securities loaned (includes $64,429 earned from an affiliated holding related to cash collateral balances*) (Note 2)	4,656
TOTAL INCOME	2,555,931
Expenses:
Investment adviser fee (Note 5)	720,016
Administrative fee (Note 5)	77,180
Custodian fees	23,709
Transfer agent fees (Note 2)	96,692
Directors’/Trustees’ fees (Note 5)	1,268
Auditing fees	18,106
Legal fees	5,568
Portfolio accounting fees	53,724
Distribution services fee (Note 5)	47,346
Other service fees (Notes 2 and 5)	149,904
Share registration costs	34,983
Printing and postage	13,792
Miscellaneous (Note 5)	16,659
TOTAL EXPENSES	1,258,947
Reimbursements:
Reimbursement of investment adviser fee (Note 5)	(10,593)
Reimbursement of other operating expenses (Notes 2 and 5)	(22,012)
TOTAL REIMBURSEMENTS	(32,605)
Net expenses	1,226,342
Net investment income	1,329,589
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments (including net realized loss of $(431,882) on sales of investments in affiliated holdings*)	$1,927,424
Net realized loss on futures contracts	(104,832)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $57,895 on investments in affiliated holdings*)	3,181,436
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	85
Net change in unrealized depreciation of futures contracts	30,323
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	5,034,436
Change in net assets resulting from operations	$6,364,025

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2023	Year Ended 7/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,329,589	$1,611,997
Net realized gain (loss)	1,822,592	15,639,630
Net change in unrealized appreciation/depreciation	3,211,844	(32,815,373)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,364,025	(15,563,746)
Distributions to Shareholders:
Class A Shares	(6,948,204)	(11,860,120)
Class C Shares	(731,258)	(1,532,399)
Institutional Shares	(4,265,616)	(7,174,769)
Class R6 Shares	(142,728)	(217,778)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,087,806)	(20,785,066)
Share Transactions:
Proceeds from sale of shares	19,758,344	32,654,133
Net asset value of shares issued to shareholders in payment of distributions declared	11,678,829	19,978,864
Cost of shares redeemed	(21,716,222)	(37,782,492)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	9,720,951	14,850,505
Change in net assets	3,997,170	(21,498,307)
Net Assets:
Beginning of period	195,834,822	217,333,129
End of period	$199,831,992	$195,834,822
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
January 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Balanced Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is the possibility of long-term growth of capital and income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
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mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense reimbursement of $32,605 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$58,086	$(13,014)
Class C Shares	6,688	(504)
Institutional Shares	31,428	(8,494)
Class R6 Shares	490	—
TOTAL	$96,692	$(22,012)
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended January 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$134,155
Class C Shares	15,749
TOTAL	$149,904
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage currency, duration, market, sector/asset class and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk
Semi-Annual Shareholder Report

that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $8,212,597 and $3,959,138, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that are invested in an affiliated money market fund or in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the
Semi-Annual Shareholder Report

right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of January 31, 2023, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$10,022,488	$10,169,520
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$24,605*

*
Includes net cumulative appreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(104,832)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$30,323
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	397,440	$7,353,624	857,601	$18,515,772
Shares issued to shareholders in payment of distributions declared	364,911	6,649,533	521,906	11,255,032
Shares redeemed	(487,026)	(9,094,292)	(882,053)	(18,462,673)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	275,325	$4,908,865	497,454	$11,308,131
Semi-Annual Shareholder Report

	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	47,019	$859,792	109,522	$2,394,823
Shares issued to shareholders in payment of distributions declared	39,419	701,785	69,335	1,460,199
Shares redeemed	(101,820)	(1,875,195)	(217,756)	(4,550,083)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(15,382)	$(313,618)	(38,899)	$(695,061)
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	577,001	$10,769,334	471,410	$10,255,976
Shares issued to shareholders in payment of distributions declared	228,391	4,184,790	324,794	7,045,867
Shares redeemed	(534,464)	(9,914,023)	(661,677)	(13,914,894)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	270,928	$5,040,101	134,527	$3,386,949
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	41,316	$775,594	68,781	$1,487,562
Shares issued to shareholders in payment of distributions declared	7,809	142,721	10,056	217,766
Shares redeemed	(44,689)	(832,712)	(41,430)	(854,842)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	4,436	$85,603	37,407	$850,486
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	535,307	$9,720,951	630,489	$14,850,505
4. FEDERAL TAX INFORMATION
At January 31, 2023, the cost of investments for federal tax purposes was $201,041,043. The net unrealized appreciation of investments for federal tax purposes was $8,034,620. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $16,237,654 and unrealized depreciation from investments for those securities having an excess of cost over value of $8,203,034. The amounts presented are inclusive of derivative contracts.
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2023, the Adviser voluntarily reimbursed $22,012 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2023, the Adviser reimbursed $10,593.
Certain of the Fund’s assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended January 31, 2023, the Sub-Adviser earned a fee of $103,648.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$47,346
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the six months ended January 31, 2023, FSC retained $4,549 of fees paid by the Fund. For the six months ended January 31, 2023, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2023, FSC retained $5,471 in sales charges from the sale of Class A Shares. FSC also retained $726 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended January 31, 2023, FSSC received $8,218 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2022, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.31%, 2.10%, 1.06% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. Prior to
Semi-Annual Shareholder Report

October 1, 2022, the Fee Limit for the Class C Shares was 2.07%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2023, were as follows:
Purchases	$102,582,643
Sales	$102,143,785
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2023, the Fund had no outstanding loans. During the six months ended January 31, 2023, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2023, there were no outstanding loans. During the six months ended January 31, 2023, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
12. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of
Semi-Annual Shareholder Report

modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022 to January 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2022	Ending Account Value 1/31/2023	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,032.80	$6.71
Class C Shares	$1,000	$1,029.00	$10.69
Institutional Shares	$1,000	$1,034.20	$5.43
Class R6 Shares	$1,000	$1,034.30	$5.33
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.60	$6.67
Class C Shares	$1,000	$1,014.67	$10.61
Institutional Shares	$1,000	$1,019.86	$5.40
Class R6 Shares	$1,000	$1,019.96	$5.30

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.31%
Class C Shares	2.09%
Institutional Shares	1.06%
Class R6 Shares	1.04%
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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes MDT Balanced Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Investment Management Company (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates; Federated Hermes’ business and operations; the Advisers’ investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
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Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
Semi-Annual Shareholder Report

gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the quantitative focus of the management of the Fund makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
For the periods ended December 31, 2021, the Fund’s performance for the one-year, three-year and five-year periods was above the median of the Performance Peer Group. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
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While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board considered that, while comparisons to the Fund’s Expense Peer Group are relevant in judging the reasonableness of advisory fees, the quantitative focus of the management of the Fund makes fee and expense comparisons to the Expense Group particularly difficult. The Board further considered that, although the Fund’s advisory fee was above the median of the Expense Peer Group, the funds in the Expense Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex funds relative to the Expense Peer Group.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information
Semi-Annual Shareholder Report

regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Shareholder Report

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
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Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes MDT Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes MDT Balanced Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
Semi-Annual Shareholder Report

delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes MDT Balanced Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R841
CUSIP 31421R833
CUSIP 31421R825
CUSIP 31421R692
36354 (3/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2023

Share Class | Ticker	A | QALGX	B | QBLGX	C | QCLGX	Institutional | QILGX

Federated Hermes MDT Large Cap Growth Fund
Fund Established 2005

A Portfolio of Federated Hermes MDT Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2022 through January 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2023, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	43.5%
Consumer Discretionary	13.7%
Health Care	12.9%
Industrials	6.5%
Communication Services	6.1%
Consumer Staples	6.0%
Financials	4.1%
Materials	1.9%
Real Estate	1.7%
Energy	1.5%
Securities Lending Collateral[2]	0.1%
Cash Equivalents[3]	2.1%
Other Assets and Liabilities—Net[4]	(0.1)%
TOTAL	100%

1
Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry
Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2023 (unaudited)
Shares			Value
		COMMON STOCKS— 97.9%
		Communication Services— 6.1%
101,346	[1]	Alphabet, Inc., Class A	$ 10,017,038
131,432	[1]	Altice USA, Inc.	644,017
8,006	[1]	Meta Platforms, Inc.	1,192,654
62,822	[1]	Spotify Technology SA	7,081,296
		TOTAL	18,935,005
		Consumer Discretionary— 13.7%
12,420	[1]	Airbnb, Inc.	1,379,986
65,827	[1]	Amazon.com, Inc.	6,788,738
50,108	[1]	Bright Horizons Family Solutions, Inc.	3,847,292
49,403		eBay, Inc.	2,445,448
68,382	[1]	Expedia Group, Inc.	7,816,063
2,881		Lowe’s Cos., Inc.	599,968
3,833	[1]	Lululemon Athletica, Inc.	1,176,271
37,763	[2]	Nordstrom, Inc.	737,889
3,705	[1]	O’Reilly Automotive, Inc.	2,935,657
4,467		Ross Stores, Inc.	527,955
10,986		Starbucks Corp.	1,199,012
18,930	[1]	Tesla, Inc.	3,279,055
12,043		Tractor Supply Co.	2,745,684
12,587	[1]	Ulta Beauty, Inc.	6,469,214
29,273		V.F. Corp.	905,707
		TOTAL	42,853,939
		Consumer Staples— 6.0%
7,261	[1]	BJ’s Wholesale Club Holdings, Inc.	526,205
4,969		Costco Wholesale Corp.	2,539,855
15,326		Flowers Foods, Inc.	424,377
16,974		Hershey Foods Corp.	3,812,360
24,540		Lamb Weston Holdings, Inc.	2,451,300
52,902		PepsiCo, Inc.	9,047,300
		TOTAL	18,801,397
		Energy— 1.5%
8,460		Cheniere Energy, Inc.	1,292,603
5,547		Diamondback Energy, Inc.	810,528
20,005		Occidental Petroleum Corp.	1,296,124
12,100		Ovintiv, Inc.	595,683
10,990		Targa Resources, Inc.	824,470
		TOTAL	4,819,408
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS— continued
		Financials— 4.1%
6,761		Ameriprise Financial, Inc.	$ 2,367,161
2,816		Gallagher (Arthur J.) & Co.	551,147
3,375		LPL Financial Holdings, Inc.	800,280
4,068		MarketAxess Holdings, Inc.	1,480,142
26,979		Progressive Corp., OH	3,678,587
26,191		Signature Bank	3,377,329
2,074	[1]	SVB Financial Group	627,261
		TOTAL	12,881,907
		Health Care— 12.9%
33,317		AbbVie, Inc.	4,922,587
8,293	[1]	Align Technology, Inc.	2,236,871
15,718		Amgen, Inc.	3,967,223
2,192		CIGNA Corp.	694,141
4,279		Elevance Health, Inc.	2,139,457
11,189		Eli Lilly & Co.	3,850,694
10,988		Humana, Inc.	5,622,560
12,010		Merck & Co., Inc.	1,289,994
3,153	[1]	Molina Healthcare, Inc.	983,200
46,990	[1]	Syneos Health, Inc.	1,687,881
76,352	[1]	Teladoc Health, Inc.	2,244,749
15,664		UnitedHealth Group, Inc.	7,819,312
8,869	[1]	Vertex Pharmaceuticals, Inc.	2,865,574
		TOTAL	40,324,243
		Industrials— 6.5%
48,198		Allison Transmission Holdings, Inc.	2,172,766
11,255		Booz Allen Hamilton Holding Corp.	1,065,173
18,879		Caterpillar, Inc.	4,762,983
2,057		Deere & Co.	869,782
32,803		Robert Half International, Inc.	2,754,140
5,871		Trane Technologies PLC	1,051,613
76,276	[1]	Trex Co., Inc.	4,021,271
2,561	[1]	United Rentals, Inc.	1,129,273
14,511	[1]	Willscot Corp.	703,203
43,284	[1]	XPO Logistics, Inc.	1,725,300
		TOTAL	20,255,504
		Information Technology— 43.5%
4,422		Accenture PLC	1,233,959
15,595	[1]	Adobe, Inc.	5,775,452
5,619		Analog Devices, Inc.	963,490
2,735	[1]	Ansys, Inc.	728,495
213,844		Apple, Inc.	30,855,551
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS— continued
		Information Technology— continued
31,886	[1]	Arista Networks, Inc.	$ 4,018,274
27,400		Automatic Data Processing, Inc.	6,187,194
10,948		Broadcom, Inc.	6,404,689
9,235	[1]	Cadence Design Systems, Inc.	1,688,435
12,095		Cognex Corp.	662,080
64,757		Dell Technologies, Inc.	2,630,429
1,052	[1]	EPAM Systems, Inc.	349,948
32,902	[1]	Fortinet, Inc.	1,722,091
14,328	[1]	IPG Photonics Corp.	1,606,169
30,187		Jabil, Inc.	2,373,604
7,261		Mastercard, Inc.	2,690,927
37,250		Microchip Technology, Inc.	2,891,345
99,880		Microsoft Corp.	24,751,263
18,300		NetApp, Inc.	1,212,009
28,277	[1]	Nutanix, Inc.	788,080
4,784	[1]	Palo Alto Networks, Inc.	758,934
41,313		Paychex, Inc.	4,786,524
86,157	[1]	PayPal Holdings, Inc.	7,020,934
89,653		Pegasystems, Inc.	3,485,709
79,951	[1]	Pure Storage, Inc.	2,313,782
41,411		Qualcomm, Inc.	5,516,359
88,060	[1]	StoneCo Ltd.	982,750
2,864	[1]	Synopsys, Inc.	1,013,140
3,924		Teradyne, Inc.	399,071
10,723	[1]	Twilio, Inc.	641,664
10,164		Visa, Inc., Class A	2,339,854
35,773		Western Union Co.	506,903
85,351	[1]	Zoom Video Communications, Inc.	6,401,325
		TOTAL	135,700,433
		Materials— 1.9%
8,813	[1]	Berry Global Group, Inc.	544,027
11,299		CF Industries Holdings, Inc.	957,025
44,251		Mosaic Co./The	2,192,195
18,132		Steel Dynamics, Inc.	2,187,444
		TOTAL	5,880,691
		Real Estate— 1.7%
18,054		Crown Castle International Corp.	2,673,978
4,765		Extra Space Storage, Inc.	752,060
Semi-Annual Shareholder Report
4

Shares		Value
	COMMON STOCKS— continued
	Real Estate— continued
6,097	Public Storage	$ 1,855,561
	TOTAL	5,281,599
	TOTAL COMMON STOCKS (IDENTIFIED COST $262,823,076)	305,734,126
	INVESTMENT COMPANIES— 2.2%
412,205	Federated Hermes Government Obligations Fund, Premier Shares, 4.19%[3]	412,205
6,622,794	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.41%[3]	6,622,794
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $7,033,730)	7,034,999
	TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $269,856,806)[4]	312,769,125
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(428,056)
	TOTAL NET ASSETS—100%	$312,341,069
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2022	$—	$1,375,258	$1,375,258
Purchases at Cost	$4,634,517	$96,319,568	$100,954,085
Proceeds from Sales	$(4,222,312)	$(91,074,502)	$(95,296,814)
Change in Unrealized Appreciation/ Depreciation	$—	$1,269	$1,269
Net Realized Gain/(Loss)	$—	$1,201	$1,201
Value as of 1/31/2023	$412,205	$6,622,794	$7,034,999
Shares Held as of 1/31/2023	412,205	6,622,794	7,034,999
Dividend Income	$6,661	$122,719	$129,380

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Semi-Annual Shareholder Report
5

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At January 31, 2023, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$23.32	$31.22	$25.03	$20.81	$20.66	$17.46
Income From Investment Operations:
Net investment income (loss)[1]	0.00[2]	(0.08)	(0.07)	(0.04)	(0.05)	(0.07)
Net realized and unrealized gain (loss)	(0.09)	(1.89)	8.36	5.37	2.01	4.67
Total From Investment Operations	(0.09)	(1.97)	8.29	5.33	1.96	4.60
Less Distributions:
Distributions from net realized gain	(2.75)	(5.93)	(2.10)	(1.11)	(1.81)	(1.40)
Net Asset Value, End of Period	$20.48	$23.32	$31.22	$25.03	$20.81	$20.66
Total Return[3]	0.46%	(8.93)%	35.00%	26.91%	11.28%	27.38%
Ratios to Average Net Assets:
Net expenses[4]	0.99%[5]	0.99%	0.99%	1.11%	1.48%	1.52%
Net investment income (loss)	0.04%[5]	(0.30)%	(0.27)%	(0.19)%	(0.27)%	(0.38)%
Expense waiver/reimbursement[6]	0.33%[5]	0.33%	0.38%	0.30%	0.00%[7]	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$109,869	$106,863	$123,486	$93,740	$67,513	$59,355
Portfolio turnover[8]	101%	147%	39%	220%	97%	104%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than 0.01%.
8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$19.40	$27.09	$22.13	$18.66	$18.85	$16.16
Income From Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.24)	(0.24)	(0.18)	(0.18)	(0.20)
Net realized and unrealized gain (loss)	(0.12)	(1.52)	7.30	4.76	1.80	4.29
Total From Investment Operations	(0.18)	(1.76)	7.06	4.58	1.62	4.09
Less Distributions:
Distributions from net realized gain	(2.75)	(5.93)	(2.10)	(1.11)	(1.81)	(1.40)
Net Asset Value, End of Period	$16.47	$19.40	$27.09	$22.13	$18.66	$18.85
Total Return[2]	0.07%	(9.60)%	33.97%	25.95%	10.51%	26.38%
Ratios to Average Net Assets:
Net expenses[3]	1.74%[4]	1.74%	1.74%	1.90%	2.23%	2.27%
Net investment income (loss)	(0.71)%[4]	(1.05)%	(1.01)%	(0.96)%	(1.02)%	(1.13)%
Expense waiver/reimbursement[5]	0.33%[4]	0.33%	0.38%	0.27%	0.00%[6]	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,869	$3,936	$8,233	$9,662	$12,612	$14,432
Portfolio turnover[7]	101%	147%	39%	220%	97%	104%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$18.56	$26.16	$21.43	$18.10	$18.35	$15.76
Income From Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.23)	(0.23)	(0.17)	(0.18)	(0.19)
Net realized and unrealized gain (loss)	(0.12)	(1.44)	7.06	4.61	1.74	4.18
Total From Investment Operations	(0.18)	(1.67)	6.83	4.44	1.56	3.99
Less Distributions:
Distributions from net realized gain	(2.75)	(5.93)	(2.10)	(1.11)	(1.81)	(1.40)
Net Asset Value, End of Period	$15.63	$18.56	$26.16	$21.43	$18.10	$18.35
Total Return[2]	0.08%	(9.60)%	34.01%	25.99%	10.46%	26.42%
Ratios to Average Net Assets:
Net expenses[3]	1.74%[4]	1.74%	1.74%	1.88%	2.23%	2.27%
Net investment income (loss)	(0.71)%[4]	(1.05)%	(1.02)%	(0.95)%	(1.03)%	(1.13)%
Expense waiver/reimbursement[5]	0.33%[4]	0.33%	0.38%	0.29%	0.00%[6]	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,146	$14,743	$17,671	$14,536	$12,445	$10,685
Portfolio turnover[7]	101%	147%	39%	220%	97%	104%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$25.13	$33.14	$26.39	$21.83	$21.52	$18.10
Income From Investment Operations:
Net investment income (loss)[1]	0.03	(0.01)	0.00[2]	0.03	(0.01)	(0.03)
Net realized and unrealized gain (loss)	(0.08)	(2.07)	8.85	5.64	2.13	4.85
Total From Investment Operations	(0.05)	(2.08)	8.85	5.67	2.12	4.82
Less Distributions:
Distributions from net realized gain	(2.75)	(5.93)	(2.10)	(1.11)	(1.81)	(1.40)
Net Asset Value, End of Period	$22.33	$25.13	$33.14	$26.39	$21.83	$21.52
Total Return[3]	0.59%	(8.72)%	35.33%	27.22%	11.59%	27.65%
Ratios to Average Net Assets:
Net expenses[4]	0.74%[5]	0.74%	0.74%	0.81%	1.22%	1.27%
Net investment income (loss)	0.29%[5]	(0.04)%	0.01%	0.13%	(0.04)%	(0.14)%
Expense waiver/reimbursement[6]	0.33%[5]	0.33%	0.37%	0.34%	0.00%[7]	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$185,457	$74,192	$53,631	$90,113	$37,076	$11,966
Portfolio turnover[8]	101%	147%	39%	220%	97%	104%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than 0.01%.
8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
January 31, 2023 (unaudited)

Assets:
Investment in securities, at value including $419,504 of securities loaned and $7,034,999 of investments in affiliated holdings* (identified cost $269,856,806, including $7,033,730 of identified cost in affiliated holdings)	$312,769,125
Income receivable	125,844
Income receivable from affiliated holdings	51,413
Receivable for investments sold	3,359,216
Receivable for shares sold	903,713
Total Assets	317,209,311
Liabilities:
Payable for investments purchased	4,213,383
Payable for shares redeemed	118,820
Payable for collateral due to broker for securities lending (Note 2)	412,205
Payable for investment adviser fee (Note 5)	4,042
Payable for administrative fee (Note 5)	657
Payable for Directors’/Trustees’ fees (Note 5)	522
Payable for distribution services fee (Note 5)	10,274
Payable for other service fees (Notes 2 and 5)	46,215
Accrued expenses (Note 5)	62,124
Total Liabilities	4,868,242
Net assets for 14,748,040 shares outstanding	$312,341,069
Net Assets Consist of:
Paid-in capital	$267,287,580
Total distributable earnings (loss)	45,053,489
Total Net Assets	$312,341,069
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($109,868,802 ÷ 5,364,333 shares outstanding), no par value, unlimited shares authorized	$20.48
Offering price per share (100/94.50 of $20.48)	$21.67
Redemption proceeds per share	$20.48
Class B Shares:
Net asset value per share ($2,869,471 ÷ 174,227 shares outstanding), no par value, unlimited shares authorized	$16.47
Offering price per share	$16.47
Redemption proceeds per share (94.50/100 of $16.47)	$15.56
Class C Shares:
Net asset value per share ($14,145,635 ÷ 905,179 shares outstanding), no par value, unlimited shares authorized	$15.63
Offering price per share	$15.63
Redemption proceeds per share (99.00/100 of $15.63)	$15.47
Institutional Shares:
Net asset value per share ($185,457,161 ÷ 8,304,301 shares outstanding), no par value, unlimited shares authorized	$22.33
Offering price per share	$22.33
Redemption proceeds per share	$22.33

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations
Six Months Ended January 31, 2023 (unaudited)

Investment Income:
Dividends (including $122,719 received from affiliated holdings*)	$1,153,451
Net income on securities loaned (includes $6,661 earned from affiliated holdings related to cash collateral balances) (Note 2)	208
TOTAL INCOME	1,153,659
Expenses:
Investment adviser fee (Note 5)	838,063
Administrative fee (Note 5)	87,953
Custodian fees	14,472
Transfer agent fees	125,001
Directors’/Trustees’ fees (Note 5)	1,266
Auditing fees	14,336
Legal fees	5,167
Portfolio accounting fees	46,647
Distribution services fee (Note 5)	63,388
Other service fees (Notes 2 and 5)	147,477
Share registration costs	35,705
Printing and postage	16,317
Miscellaneous (Note 5)	14,683
TOTAL EXPENSES	1,410,475
Waiver/reimbursement of investment adviser fee (Note 5)	(367,245)
Net expenses	1,043,230
Net investment income (loss)	110,429
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $1,201 on sales of investments in affiliated holdings*)	6,649,726
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $1,269 on investments in affiliated holdings*)	659,642
Net realized and unrealized gain (loss) on investments	7,309,368
Change in net assets resulting from operations	$7,419,797

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2023	Year Ended 7/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$110,429	$(608,684)
Net realized gain (loss)	6,649,726	28,856,119
Net change in unrealized appreciation/depreciation	659,642	(46,674,094)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,419,797	(18,426,659)
Distributions to Shareholders:
Class A Shares	(12,198,895)	(23,366,731)
Class B Shares	(446,127)	(1,547,488)
Class C Shares	(2,054,902)	(3,760,356)
Institutional Shares	(10,905,464)	(9,192,433)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(25,605,388)	(37,867,008)
Share Transactions:
Proceeds from sale of shares	147,698,000	68,545,728
Net asset value of shares issued to shareholders in payment of distributions declared	24,565,870	35,506,205
Cost of shares redeemed	(41,471,372)	(51,044,887)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	130,792,498	53,007,046
Change in net assets	112,606,907	(3,286,621)
Net Assets:
Beginning of period	199,734,162	203,020,783
End of period	$312,341,069	$199,734,162
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements
January 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Large Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per unit, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
Semi-Annual Shareholder Report
16

mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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17

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursement of $367,245 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended January 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$126,348
Class B Shares	3,984
Class C Shares	17,145
TOTAL	$147,477
Semi-Annual Shareholder Report
18

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of January 31, 2023, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$419,504	$412,205
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19

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	720,616	$14,274,299	523,985	$13,963,185
Shares issued to shareholders in payment of distributions declared	601,155	11,500,103	799,548	21,619,784
Shares redeemed	(539,851)	(11,283,292)	(696,318)	(18,045,455)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	781,920	$14,491,110	627,215	$17,537,514
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	4,791	$96,048
Shares issued to shareholders in payment of distributions declared	28,540	439,514	65,284	1,475,427
Shares redeemed	(57,207)	(1,004,793)	(171,100)	(3,842,107)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(28,667)	$(565,279)	(101,025)	$(2,270,632)
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	105,314	$1,669,127	148,016	$3,144,716
Shares issued to shareholders in payment of distributions declared	140,427	2,051,638	173,682	3,755,009
Shares redeemed	(135,068)	(2,223,063)	(202,776)	(4,403,692)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	110,673	$1,497,702	118,922	$2,496,033
Semi-Annual Shareholder Report
20

	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,035,476	$131,754,574	1,975,979	$51,341,779
Shares issued to shareholders in payment of distributions declared	507,176	10,574,615	297,559	8,655,985
Shares redeemed	(1,190,610)	(26,960,224)	(939,818)	(24,753,633)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	5,352,042	$115,368,965	1,333,720	$35,244,131
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	6,215,968	$130,792,498	1,978,832	$53,007,046
4. FEDERAL TAX INFORMATION
At January 31, 2023, the cost of investments for federal tax purposes was $269,856,806. The net unrealized appreciation of investments for federal tax purposes was $42,912,319. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $47,367,993 and unrealized depreciation from investments for those securities having an excess of cost over value of $4,455,674.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of July 31, 2022, for federal income tax purposes, a late year ordinary loss of $288,090 was deferred to August 1, 2022.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2023, the Adviser voluntarily waived $364,150 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2023, the Adviser reimbursed $3,095.
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21

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$11,954
Class C Shares	51,434
TOTAL	$63,388
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2023, FSC retained $16,732 of fees paid by the Fund. For the six months ended January 31, 2023, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2023, FSC retained $3,232 in sales charges from the sale of Class A Shares. FSC also retained $576 of CDSC relating to redemptions of Class B Shares.
Other Service Fees
For the six months ended January 31, 2023, FSSC received $15,860 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.99%, 1.74%, 1.74% and 0.74% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2023, were as follows:
Purchases	$330,257,474
Sales	$227,850,255
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
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A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2023, the Fund had no outstanding loans. During the six months ended January 31, 2023, the Fund did not utilize the LOC.
9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2023, there were no outstanding loans. During the six months ended January 31, 2023, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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11. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
12. SUBSEQUENT EVENT
On November 10, 2022, the Trustees approved a Plan of Conversion for the Class B Shares of the Fund pursuant to which the Class B Shares of the Fund converted into the Fund’s existing Class A Shares on February 3, 2023, resulting in the closure and termination of the Fund’s Class B Shares.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022 to January 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2022	Ending Account Value 1/31/2023	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,004.60	$5.00
Class B Shares	$1,000	$1,000.70	$8.77
Class C Shares	$1,000	$1,000.80	$8.78
Institutional Shares	$1,000	$1,005.90	$3.74
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.21	$5.04
Class B Shares	$1,000	$1,016.43	$8.84
Class C Shares	$1,000	$1,016.43	$8.84
Institutional Shares	$1,000	$1,021.48	$3.77

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.99%
Class B Shares	1.74%
Class C Shares	1.74%
Institutional Shares	0.74%
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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes MDT Large Cap Growth Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
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Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
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gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the quantitative focus of the management of the Fund makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year period and underperformed its benchmark index for the three-year and five-year periods.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
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While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board considered that, while comparisons to the Fund’s Expense Peer Group are relevant in judging the reasonableness of advisory fees, the quantitative focus of the management of the Fund makes fee and expense comparisons to the Expense Group particularly difficult. The Board further considered that, although the Fund’s advisory fee was above the median of the Expense Peer Group, the funds in the Expense Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex funds relative to the Expense Peer Group.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information
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regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
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Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes MDT Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes MDT Large Cap Growth Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
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delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
39

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
40

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
41

Federated Hermes MDT Large Cap Growth Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R700
CUSIP 31421R684
CUSIP 31421R809
CUSIP 31421R882
36353 (3/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2023

Share Class | Ticker	A | QASCX	C | QCSCX	Institutional | QISCX	R6 | QLSCX

Federated Hermes MDT Small Cap Core Fund
Fund Established 2005

A Portfolio of Federated Hermes MDT Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2022 through January 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2023, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	17.4%
Financials	17.3%
Industrials	15.6%
Information Technology	12.2%
Consumer Discretionary	9.8%
Energy	7.2%
Real Estate	5.4%
Consumer Staples	4.6%
Materials	3.9%
Communication Services	2.9%
Utilities	2.0%
Securities Lending Collateral[2]	1.1%
Cash Equivalents[3]	1.6%
Other Assets and Liabilities—Net[4]	(1.0)%
TOTAL	100%

1
Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities,
sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2023 (unaudited)
Shares			Value
		COMMON STOCKS— 98.3%
		Communication Services— 2.9%
1,141,289	[1]	Advantage Solutions, Inc.	$ 2,955,938
23,352	[1]	AMC Networks, Inc.	432,246
91,842	[1,2]	Cardlytics, Inc.	688,815
1,148,762	[1]	CarGurus, Inc.	20,275,649
541,685	[1]	Eventbrite, Inc.	4,815,580
4,979	[1]	EverQuote, Inc.	77,672
68,064	[1]	iHeartMedia, Inc.	527,496
6,042	[1]	Iridium Communications, Inc.	361,553
51,048	[1]	Liberty Braves Group	1,770,345
846,337	[1]	Vimeo Holdings, Inc.	3,842,370
		TOTAL	35,747,664
		Consumer Discretionary— 9.8%
695,117	[1]	1-800-FLOWERS.COM, Inc.	6,930,317
201,225	[1]	2U, Inc.	1,736,572
243,417	[1]	Abercrombie & Fitch Co., Class A	7,049,356
603,707	[1,2]	Bed Bath & Beyond, Inc.	1,702,454
96,193	[1]	Children’s Place, Inc./The	4,364,276
170,499	[1]	Citi Trends, Inc.	5,367,309
373,788	[1]	Container Store Group, Inc.	1,947,436
543,392	[1]	Goodyear Tire & Rubber Co.	6,113,160
109,840	[1,2]	Groupon, Inc.	907,278
31,412	[1]	Inspired Entertainment, Inc.	468,039
121,962		International Game Technology PLC	3,225,895
53,687	[1]	Life Time Group Holdings, Inc.	1,008,779
100,213	[1]	MarineMax, Inc.	3,131,656
95,589		Murphy USA, Inc.	26,003,076
272,696	[1]	Overstock.com, Inc.	6,601,970
767,214	[1]	Qurate Retail, Inc.	1,979,412
211,645	[1,2]	Red Robin Gourmet Burgers	1,892,106
15,978		Red Rock Resorts, Inc.	719,170
243,405		Rent-A-Center, Inc.	6,545,160
752,373	[1]	Rush Street Interactive, Inc.	3,227,680
85,074	[1]	Sally Beauty Holdings, Inc.	1,325,453
900,002	[1]	Stitch Fix, Inc.	4,689,010
241,572	[1]	Target Hospitality Corp.	3,709,338
85,011		Texas Roadhouse, Inc.	8,537,655
143,986		Tupperware Brands Corp.	637,858
60,000	[1]	Unifi, Inc.	513,000
5,166		Wingstop, Inc.	818,656
120,149	[1,2]	Workhorse Group, Inc.	265,529
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
1,700,500	[1]	WW International, Inc.	$ 8,451,485
		TOTAL	119,869,085
		Consumer Staples— 4.6%
101,290	[2]	B&G Foods, Inc., Class A	1,420,086
90,472		Cal-Maine Foods, Inc.	5,176,808
10,658		Coca-Cola Bottling Co.	5,401,261
200,237	[1]	elf Beauty, Inc.	11,523,639
483,404	[1]	Hain Celestial Group, Inc.	9,919,450
399,755	[1]	Hostess Brands, Inc.	9,246,333
18,025		Ingles Markets, Inc., Class A	1,712,375
81,876		Primo Water Corp.	1,281,360
114,534		SpartanNash Co.	3,628,437
135,838	[1]	Sprouts Farmers Market, Inc.	4,340,024
38,625		Turning Point Brands, Inc.	896,486
152,181		Vector Group Ltd.	1,970,744
		TOTAL	56,517,003
		Energy— 7.2%
102,648	[1]	Amplify Energy Corp.	888,932
222,826	[1]	Ardmore Shipping Corp.	3,264,401
59,472	[1]	Borr Drilling Ltd.	353,858
34,814		Cactus, Inc.	1,883,786
39,856		Championx Corp.	1,316,045
14,319		Chord Energy Corp.	2,052,342
122,345	[1]	Comstock Resources, Inc.	1,486,492
120,022	[1]	CONSOL Energy, Inc.	6,940,872
57,148		CVR Energy, Inc.	1,897,314
71,669		Delek US Holdings, Inc.	1,917,862
52,269	[1]	Dorian LPG Ltd.	1,037,540
117,582	[1]	Gulf Island Fabrication, Inc.	576,152
44,479		International Seaways, Inc.	1,727,564
24,628		Liberty Energy, Inc.	389,861
167,333		Magnolia Oil & Gas Corp.	3,950,732
5,088	[1]	Nabors Industries Ltd.	903,324
189,128	[1]	Oceaneering International, Inc.	4,037,883
220,447		PBF Energy, Inc.	9,256,570
54,824	[1]	Propetro Holding Corp.	545,499
20,558		Ranger Oil Corp.	863,436
145,130		Scorpio Tankers, Inc.	6,947,373
242,874		SFL Corporation Ltd.	2,472,457
42,344		SM Energy Co.	1,391,847
545,416	[1]	Talos Energy, Inc.	10,804,691
196,826	[1]	US Silica Holdings, Inc.	2,409,150
324,898	[1]	Weatherford International PLC	18,480,198
		TOTAL	87,796,181
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS— continued
		Financials— 17.3%
11,680		1st Source Corp.	$ 574,539
559,850		Amalgamated Financial Corp.	12,848,557
21,339		Amerant Bancorp, Inc.	594,078
39,475		American Equity Investment Life Holding Co.	1,880,984
59,063		Argo Group International Holdings Ltd.	1,639,589
25,561		BancFirst Corp.	2,201,569
47,556		BCB Bancorp, Inc.	855,532
446,598		Byline Bancorp, Inc.	11,075,630
115,879		CNO Financial Group, Inc.	2,985,043
15,964	[1]	Coastal Financial Corp.	729,076
518,901	[1]	Customers Bancorp, Inc.	15,759,023
73,836		CVB Financial Corp.	1,788,308
170,142	[1]	eHealth, Inc.	1,412,179
18,400		Equity Bancshares, Inc.	549,240
70,182		Financial Institutions, Inc.	1,734,197
94,912		First Bancorp, Inc.	3,782,243
29,235		First Business Financial Services, Inc.	1,046,613
248,033		Fulton Financial Corp.	4,149,592
222,448	[1]	Genworth Financial, Inc., Class A	1,227,913
1,074,485	[1]	Green Dot Corp.	19,426,689
22,838		Heartland Financial USA, Inc.	1,129,796
75,475		Heritage Commerce Corp.	914,757
82,311		Heritage Financial Corp.	2,348,333
113,488		HomeStreet, Inc.	3,128,864
50,799		Hometrust Bancshares, Inc.	1,371,573
115,519		Independent Bank Corp.- Michigan	2,561,056
126,044	[2]	Invesco Mortgage Capital, Inc.	1,851,586
32,822		Jackson Financial, Inc.	1,445,481
18,768		Kinsale Capital Group, Inc.	5,225,762
820,375	[1]	LendingClub Corp.	7,949,434
92,542	[1]	LendingTree, Inc.	3,670,216
687,761		Live Oak Bancshares, Inc.	23,542,059
17,691	[1]	Metropolitan Bank Holding Corp.	1,050,492
7,113		National Bank Holdings Corp.	300,382
104,810		OFG Bancorp.	2,967,171
951,800	[1]	Open Lending	8,347,286
48,266		Peapack-Gladstone Financial Corp.	1,790,186
27,542		Preferred Bank Los Angeles, CA	1,959,062
354,368		ProAssurance Corp.	6,871,195
827,663	[1]	PROG Holdings, Inc.	18,448,608
110,921		QCR Holdings, Inc.	5,830,008
4,753		RLI Corp.	629,535
923,211	[1]	SelectQuote, Inc.	795,992
112,874	[1,2]	Silvergate Capital Corp.	1,607,326
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS— continued
		Financials— continued
61,508		TowneBank	$ 1,874,149
40,121		TriCo Bancshares	2,028,117
183,360	[1]	Triumph Bancorp, Inc.	10,218,653
51,184		Veritex Holdings, Inc.	1,440,830
169,446		Waterstone Financial, Inc.	2,728,081
7,916		WestAmerica Bancorp.	439,813
150,981		Western New England Bancorp, Inc.	1,472,065
		TOTAL	212,198,462
		Health Care— 17.4%
230,780	[1]	Alector, Inc.	2,035,480
777,071	[1]	Allakos, Inc.	5,773,638
210,080	[1,2]	Allogene Therapeutics, Inc.	1,621,818
234,806	[1,2]	Alx Oncology Holdings, Inc.	2,183,696
13,636	[1]	AMN Healthcare Services, Inc.	1,306,874
113,458	[1]	Amphastar Pharmaceuticals, Inc.	3,433,239
246,494	[1]	Amylyx Pharmaceuticals, Inc.	9,660,100
21,545	[1]	Arcellx, Inc.	719,818
1,514,949	[1]	Atea Pharmaceuticals, Inc.	7,014,214
831,508	[1]	Berkeley Lights, Inc.	1,787,742
39,103	[1,2]	Bioxcel Therapeutics, Inc.	1,115,218
212,408	[1]	Bluebird Bio, Inc.	1,348,791
818,722	[1]	Cardiovascular Systems, Inc.	11,412,985
44,584	[1]	Collegium Pharmaceutical, Inc.	1,251,919
1,819,706	[1]	Community Health Systems, Inc.	9,498,865
131,526	[1]	Cross Country Healthcare, Inc.	3,649,847
179,044	[1]	Cue Health, Inc.	469,095
157,527	[1]	Deciphera Pharmaceuticals, Inc.	2,679,534
25,012	[1]	DICE Therapeutics, Inc.	794,631
133,961	[1]	Dyne Therapeutics, Inc.	1,955,831
24,464	[1]	Eagle Pharmaceuticals, Inc.	830,308
578,242	[1]	Emergent BioSolutions, Inc.	7,627,012
274,007	[1]	Fate Therapeutics, Inc.	1,633,082
300,624	[1]	Frequency Therapeutics, Inc.	1,364,833
110,711	[1]	Fulgent Genetics, Inc.	3,739,818
510,541	[1,2]	Gossamer Bio, Inc.	1,347,828
82,015	[1]	Heska Corp.	7,335,422
32,501	[1]	Immunovant, Inc.	577,543
111,540	[1,2]	Innovage Holding Corp.	835,435
239,661	[1]	Inogen, Inc.	5,591,291
18,256	[1]	iTeos Therapeutics, Inc.	381,550
792,279	[1]	Kodiak Sciences, Inc.	6,401,614
122,693	[1]	Lantheus Holdings, Inc.	7,054,848
16,540	[1]	Ligand Pharmaceuticals, Inc., Class B	1,152,838
663,146	[1]	MacroGenics, Inc.	3,826,352
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS— continued
		Health Care— continued
695,906	[1]	MiMedx Group, Inc.	$ 2,693,156
1,758,500	[1]	Nektar Therapeutics	4,783,120
522,220	[1]	NeoGenomics, Inc.	6,203,974
221,958	[1]	Nevro Corp.	8,150,298
261,439	[1]	Omnicell, Inc.	14,502,021
72,045	[1]	OptimizeRX Corp	1,293,208
386,559	[1]	OraSure Technologies, Inc.	2,156,999
1,353,184	[1]	Organogenesis Holdings, Inc.	3,464,151
66,896	[1]	Orthofix Medical, Inc.	1,446,960
232,008	[1]	Pediatrix Medical Group	3,561,323
103,157	[1]	PMV Pharmaceuticals, Inc.	845,887
18,483	[1]	Prestige Consumer Healthcare, Inc.	1,215,442
73,587	[1]	Privia Health Group, Inc.	1,989,792
103,481	[1]	Prometheus Biosciences, Inc.	11,761,650
43,191	[1]	Protagonist Therapeutics, Inc.	574,008
126,811	[1]	Puma Biotechnology, Inc.	545,287
723,504	[1,2]	Siga Technologies, Inc.	5,303,284
26,960	[1]	Silk Road Medical, Inc.	1,465,546
53,048	[1]	Supernus Pharmaceuticals, Inc.	2,175,498
202,124	[1]	Tactile Systems Technology, Inc.	2,621,548
243,088	[1]	The Joint Corp.	4,416,909
848,046	[1]	Vanda Pharmaceuticals, Inc.	6,512,993
50,995	[1]	Vaxcyte, Inc.	2,312,623
40,378	[1]	Viridian Therapeutics, Inc.	1,474,605
274,488	[1]	Voyager Therapeutics, Inc.	2,591,167
		TOTAL	213,474,558
		Industrials— 15.6%
18,166	[1]	Allegiant Travel Co.	1,562,821
92,191	[1]	Alta Equipment Group, Inc.	1,562,637
25,471	[1]	ASGN, Inc.	2,316,587
69,298	[1]	Atkore, Inc.	9,026,065
17,596	[1]	Beacon Roofing Supply, Inc.	1,000,860
211,228		Boise Cascade Co.	15,835,763
8,115	[1]	CBIZ, Inc.	386,193
207,432	[1]	CECO Environmental Corp.	2,984,946
93,262	[1]	Concrete Pumping Holdings, Inc.	759,153
14,273		Eagle Bulk Shipping, Inc.	817,557
63,926		Emcor Group, Inc.	9,477,030
12,772	[1]	Forrester Research, Inc.	473,330
115,722	[1]	Franklin Covey Co.	5,369,501
45,021		Genco Shipping & Trading Ltd.	816,681
287,114	[1]	GMS, Inc.	17,031,602
962,832		GrafTech International Ltd.	6,296,921
2,188,186	[1]	Harsco Corp.	17,374,197
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS— continued
		Industrials— continued
39,446		Healthcare Services Group, Inc.	$ 531,338
77,964		Heidrick & Struggles International, Inc.	2,398,173
88,801	[1]	Heritage-Crystal Clean, Inc.	3,303,397
9,705	[1]	Hub Group, Inc.	827,545
83,808		Hurco Co., Inc.	2,363,386
52,535	[1]	Huron Consulting Group, Inc.	3,574,481
119,701	[1]	JELD-WEN Holding, Inc.	1,514,218
250,392	[1]	Manitowoc, Inc.	3,430,370
523,165	[1]	Mistras Group, Inc.	2,772,775
464,886	[1]	MRC Global, Inc.	6,322,450
259,250	[1]	Now, Inc.	3,639,870
339,828	[1]	Parsons Corp.	14,789,315
18,479	[1]	Proto Labs, Inc.	565,457
51,711		Resources Connection, Inc.	893,049
983,044	[1]	SkyWest, Inc.	20,407,993
11,745		Tennant Co.	823,677
129,182		Terex Corp.	6,584,407
87,853	[1]	Thermon Group Holdings, Inc.	2,031,161
215,713	[1]	Titan Machinery, Inc.	9,478,429
95,360	[1]	TrueBlue, Inc.	1,871,917
108,918	[1]	Tutor Perini Corp.	998,778
21,743		Universal Truckload Services, Inc.	781,009
60,791	[1]	Veritiv Corp.	7,601,307
4,413		Watts Industries, Inc., Class A	721,614
		TOTAL	191,317,960
		Information Technology— 12.2%
639,110	[1]	8x8, Inc.	3,010,208
185,797	[1]	AvidXchange Holdings, Inc.	2,066,063
816,075	[1]	Brightcove, Inc.	5,173,915
279,665	[1]	Cantaloupe, Inc.	1,423,495
330,085	[1]	Cerence, Inc.	8,093,684
119,852		Comtech Telecommunications Corp.	1,900,853
466,259	[1]	Conduent, Inc.	2,224,055
647,594	[1]	Diebold Nixdorf, Inc.	1,547,750
7,108	[1]	Duck Creek Technologies LLC	134,554
42,709	[1]	Exlservice Holding, Inc.	7,286,155
288,120	[1]	Faro Technologies, Inc.	7,917,538
285,805	[1]	Grid Dynamics Holdings, Inc.	3,578,279
13,772	[1]	Impinj, Inc.	1,787,330
35,669	[1]	Intapp, Inc.	1,033,688
698,016	[1]	LiveRamp Holdings, Inc.	18,678,908
148,129	[1]	MaxLinear, Inc.	6,102,915
120,844	[1]	Mitek Systems, Inc.	1,191,522
122,223	[1]	Model N, Inc.	4,847,364
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS— continued
		Information Technology— continued
773,040	[1]	Momentive Global, Inc.	$ 5,960,138
750,808	[1]	ON24, Inc.	6,967,498
259,158	[1,2]	Rackspace Technology, Inc.	777,474
495,258	[1]	Ribbon Communications, Inc.	1,738,356
254,016	[1]	Rimini Street, Inc.	1,143,072
124,574		Sapiens International Corp. NV	2,822,847
174,347	[1]	Secureworks Corp.	1,398,263
1,011,008	[1]	Semtech Corp.	33,393,594
557,150	[1]	SolarWinds Corp.	5,660,644
943,774	[1]	Telos Corp.	4,577,304
310,955	[1]	Upland Software, Inc.	2,714,637
6,716	[1]	Vishay Precision Group, Inc.	289,997
549,677	[1]	Yext, Inc.	3,820,255
		TOTAL	149,262,355
		Materials— 3.9%
91,249	[1]	ATI, Inc.	3,320,551
79,669		Commercial Metals Corp.	4,323,637
282,005		Glatfelter Corp.	1,235,182
152,291	[1]	Intrepid Potash, Inc.	4,984,485
12,857		Koppers Holdings, Inc.	444,981
56,863		Kronos Worldwide, Inc.	662,454
100,654		Myers Industries, Inc.	2,423,748
356,204	[1]	O-I Glass, Inc.	6,856,927
747,309	[1]	Ranpak Holdings Corp.	5,724,387
637,949		SunCoke Energy, Inc.	5,811,715
135,265		Sylvamo Corp.	6,429,146
23,002		Trox Holdings PLC	394,484
138,814		Warrior Met Coal, Inc.	5,258,274
		TOTAL	47,869,971
		Real Estate— 5.4%
33,431		Alexander and Baldwin, Inc.	669,289
444,640		Apartment Investment & Management Co., Class A	3,339,246
235,943		Apple Hospitality REIT, Inc.	4,183,269
183,908		Armada Hoffler Properties, Inc.	2,331,953
288,694		City Office REIT, Inc.	2,840,749
8,729		Community Healthcare Trust, Inc.	374,300
298,304	[1]	Cushman & Wakefield PLC	4,304,527
58,024		Gladstone Land Corp.	1,133,789
100,612		Global Net Lease, Inc.	1,504,149
74,328		Hersha Hospitality Trust	683,818
654,403		Macerich Co. (The)	8,991,497
270,622		Marcus & Millichap Co., Inc.	9,807,341
252,859		Newmark Group, Inc.	2,167,002
15,059		NexPoint Residential Trust, Inc.	760,480
Semi-Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS— continued
		Real Estate— continued
370,071		Outfront Media, Inc.	$ 7,364,413
159,164	[1,2]	Redfin Corp.	1,190,547
309,452		RMR Group, Inc./The	9,599,201
266,273		Uniti Group, Inc.	1,754,739
72,786		Whitestone Project	757,702
162,458		Xenia Hotels & Resorts, Inc.	2,420,624
		TOTAL	66,178,635
		Utilities— 2.0%
7,820		Chesapeake Utilities Corp.	985,946
152,391		Clearway Energy, Inc.	4,884,131
24,247		New Jersey Resources Corp.	1,210,410
5,759		ONE Gas, Inc.	474,311
153,686		Otter Tail Corp.	9,858,957
156,867		Portland General Electric Co.	7,463,732
		TOTAL	24,877,487
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,100,670,662)	1,205,109,361
		INVESTMENT COMPANIES— 2.7%
13,192,461		Federated Hermes Government Obligations Fund, Premier Shares, 4.19%[3]	13,192,461
20,221,206		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.41%[3]	20,221,206
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $33,411,718)	33,413,667
		TOTAL INVESTMENT IN SECURITIES—101.0% (IDENTIFIED COST $1,134,082,380)[4]	1,238,523,028
		OTHER ASSETS AND LIABILITIES - NET—(1.0)%[5]	(12,331,679)
		TOTAL NET ASSETS—100%	$1,226,191,349
Semi-Annual Shareholder Report
9

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended January 31, 2023, were as follows:
Affiliated	Value as of 7/31/2022	Purchases at Cost*	Proceeds from Sales*
Health Care:
Alector, Inc.**	$9,059,233	$365,852	$(6,274,295)
Amphastar Pharmaceuticals, Inc.	$2,935,115	$1,320,132	$(375,722)
Information Technology:
Brightcove, Inc.**	$8,244,421	$—	$(3,260,190)
Affiliated issuers no longer in the portfolio at period end	$2,883,938	$—	$(3,345,501)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$23,122,707	$1,685,984	$(13,255,708)
Semi-Annual Shareholder Report
10

Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 1/31/2023	Shares Held as of 1/31/2023	Dividend Income*

$2,619,775	$(3,735,085)	$2,035,480	230,780	$—
$(585,029)	$138,743	$3,433,239	113,458	$—

$2,487,352	$(2,297,668)	$5,173,915	816,075	$—
$838,718	$(377,155)	$—	—	$—
$5,360,816	$(6,271,165)	$10,642,634	1,160,313	$—

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At January 31, 2023, the Fund no longer has ownership of at least 5% of the voting shares.
Semi-Annual Shareholder Report
11

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 7/31/2022	$41,790,036	$24,461,888	$66,251,924
Purchases at Cost	$88,908,469	$220,405,644	$309,314,113
Proceeds from Sales	$(117,506,044)	$(224,664,222)	$(342,170,266)
Change in Unrealized Appreciation/ Depreciation	$—	$62	$62
Net Realized Gain/(Loss)	$—	$17,834	$17,834
Value as of 1/31/2023	$13,192,461	$20,221,206	$33,413,667
Shares Held as of 1/31/2023	13,192,461	20,221,206	33,413,667
Dividend Income	$332,862	$449,091	$781,953

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2023, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$20.57	$26.48	$17.19	$18.87	$21.19	$18.69
Income From Investment Operations:
Net investment income (loss)[1]	0.01	0.04	(0.01)	0.04	0.01	(0.01)
Net realized and unrealized gain (loss)	0.81	(1.95)	9.35	(1.68)	(1.70)	3.38
Total From Investment Operations	0.82	(1.91)	9.34	(1.64)	(1.69)	3.37
Less Distributions:
Distributions from net investment income	—	(0.04)	(0.05)	(0.04)	—	—
Distributions from net realized gain	(0.69)	(3.96)	—	—	(0.63)	(0.87)
Total Distributions	(0.69)	(4.00)	(0.05)	(0.04)	(0.63)	(0.87)
Net Asset Value, End of Period	$20.70	$20.57	$26.48	$17.19	$18.87	$21.19
Total Return[2]	4.31%	(9.54)%	54.38%	(8.71)%	(7.69)%	18.49%
Ratios to Average Net Assets:
Net expenses[3]	1.13%[4]	1.13%	1.13%	1.13%	1.13%	1.14%
Net investment income (loss)	0.15%[4]	0.15%	(0.03)%	0.24%	0.07%	(0.06)%
Expense waiver/reimbursement[5]	0.26%[4]	0.23%	0.29%	0.31%	0.22%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$127,530	$131,704	$101,026	$78,347	$68,546	$74,396
Portfolio turnover[6]	75%	124%	150%	223%	121%	88%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$17.32	$23.02	$15.03	$16.58	$18.84	$16.83
Income From Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.13)	(0.15)	(0.08)	(0.12)	(0.14)
Net realized and unrealized gain (loss)	0.67	(1.61)	8.14	(1.47)	(1.51)	3.02
Total From Investment Operations	0.61	(1.74)	7.99	(1.55)	(1.63)	2.88
Less Distributions:
Distributions from net realized gain	(0.69)	(3.96)	—	—	(0.63)	(0.87)
Net Asset Value, End of Period	$17.24	$17.32	$23.02	$15.03	$16.58	$18.84
Total Return[2]	3.91%	(10.30)%	53.16%	(9.35)%	(8.35)%	17.60%
Ratios to Average Net Assets:
Net expenses[3]	1.99%[4]	1.96%	1.88%	1.88%	1.88%	1.89%
Net investment income (loss)	(0.71)%[4]	(0.65)%	(0.78)%	(0.51)%	(0.69)%	(0.81)%
Expense waiver/reimbursement[5]	0.07%[4]	0.08%	0.18%	0.23%	0.28%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$26,014	$26,809	$29,567	$22,720	$28,411	$30,072
Portfolio turnover[6]	75%	124%	150%	223%	121%	88%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$21.54	$27.53	$17.87	$19.59	$21.94	$19.30
Income From Investment Operations:
Net investment income (loss)[1]	0.04	0.10	0.05	0.09	0.06	0.03
Net realized and unrealized gain (loss)	0.84	(2.04)	9.71	(1.74)	(1.76)	3.50
Total From Investment Operations	0.88	(1.94)	9.76	(1.65)	(1.70)	3.53
Less Distributions:
Distributions from net investment income	(0.04)	(0.09)	(0.10)	(0.07)	(0.02)	(0.02)
Distributions from net realized gain	(0.69)	(3.96)	—	—	(0.63)	(0.87)
Total Distributions	(0.73)	(4.05)	(0.10)	(0.07)	(0.65)	(0.89)
Net Asset Value, End of Period	$21.69	$21.54	$27.53	$17.87	$19.59	$21.94
Total Return[2]	4.44%	(9.31)%	54.73%	(8.45)%	(7.45)%	18.78%
Ratios to Average Net Assets:
Net expenses[3]	0.88%[4]	0.88%	0.88%	0.88%	0.88%	0.89%
Net investment income	0.40%[4]	0.40%	0.21%	0.49%	0.31%	0.13%
Expense waiver/reimbursement[5]	0.16%[4]	0.15%	0.15%	0.18%	0.22%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$932,643	$995,056	$843,803	$574,041	$842,221	$708,805
Portfolio turnover[6]	75%	124%	150%	223%	121%	88%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$21.55	$27.54	$17.87	$19.59	$21.94	$19.30
Income From Investment Operations:
Net investment income (loss)[1]	0.03	0.11	0.06	0.09	0.06	0.02
Net realized and unrealized gain (loss)	0.86	(2.05)	9.71	(1.74)	(1.76)	3.51
Total From Investment Operations	0.89	(1.94)	9.77	(1.65)	(1.70)	3.53
Less Distributions:
Distributions from net investment income	(0.05)	(0.09)	(0.10)	(0.07)	(0.02)	(0.02)
Distributions from net realized gain	(0.69)	(3.96)	—	—	(0.63)	(0.87)
Total Distributions	(0.74)	(4.05)	(0.10)	(0.07)	(0.65)	(0.89)
Net Asset Value, End of Period	$21.70	$21.55	$27.54	$17.87	$19.59	$21.94
Total Return[2]	4.45%	(9.30)%	54.79%	(8.44)%	(7.45)%	18.78%
Ratios to Average Net Assets:
Net expenses[3]	0.87%[4]	0.87%	0.87%	0.87%	0.87%	0.88%
Net investment income	0.32%[4]	0.44%	0.24%	0.49%	0.32%	0.08%
Expense waiver/reimbursement[5]	0.06%[4]	0.06%	0.08%	0.08%	0.12%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$140,004	$63,242	$64,191	$47,631	$33,753	$13,374
Portfolio turnover[6]	75%	124%	150%	223%	121%	88%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities
January 31, 2023 (unaudited)

Assets:
Investment in securities, at value including $13,020,554 of securities loaned and $44,056,301 of investments in affiliated holdings* (identified cost $1,134,082,380, including $46,573,598 of identified cost in affiliated holdings)	$1,238,523,028
Cash	21,683
Income receivable	357,109
Income receivable from affiliated holdings	167,655
Receivable for investments sold	13,688,580
Receivable for shares sold	591,727
Total Assets	1,253,349,782
Liabilities:
Payable for investments purchased	11,057,301
Payable for shares redeemed	2,536,138
Payable for collateral due to broker for securities lending (Note 2)	13,192,461
Payable for investment adviser fee (Note 5)	24,146
Payable for administrative fee (Note 5)	2,568
Payable for Directors’/Trustees’ fees (Note 5)	1,394
Payable for distribution services fee (Note 5)	15,879
Payable for other service fees (Notes 2 and 5)	56,839
Accrued expenses (Note 5)	271,707
Total Liabilities	27,158,433
Net assets for 57,121,022 shares outstanding	$1,226,191,349
Net Assets Consist of:
Paid-in capital	$1,187,265,857
Total distributable earnings (loss)	38,925,492
Total Net Assets	$1,226,191,349
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($127,529,719 ÷ 6,160,253 shares outstanding), no par value, unlimited shares authorized	$20.70
Offering price per share (100/94.50 of $20.70)	$21.90
Redemption proceeds per share	$20.70
Class C Shares:
Net asset value per share ($26,014,306 ÷ 1,509,092 shares outstanding), no par value, unlimited shares authorized	$17.24
Offering price per share	$17.24
Redemption proceeds per share (99.00/100 of $17.24)	$17.07
Institutional Shares:
Net asset value per share ($932,643,139 ÷ 42,999,650 shares outstanding), no par value, unlimited shares authorized	$21.69
Offering price per share	$21.69
Redemption proceeds per share	$21.69
Class R6 Shares:
Net asset value per share ($140,004,185 ÷ 6,452,027 shares outstanding), no par value, unlimited shares authorized	$21.70
Offering price per share	$21.70
Redemption proceeds per share	$21.70

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Operations
Six Months Ended January 31, 2023 (unaudited)

Investment Income:
Dividends (including $425,862 received from affiliated holdings* and net of foreign taxes withheld of $5,677)	$7,002,836
Net income on securities loaned (includes $356,091 earned from affiliated holdings related to cash collateral balances*) (Note 2)	419,203
TOTAL INCOME	7,422,039
Expenses:
Investment adviser fee (Note 5)	4,636,354
Administrative fee (Note 5)	455,536
Custodian fees	44,872
Transfer agent fees (Note 2)	699,189
Directors’/Trustees’ fees (Note 5)	4,029
Auditing fees	14,915
Legal fees	5,167
Portfolio accounting fees	82,684
Distribution services fee (Note 5)	94,790
Other service fees (Notes 2 and 5)	185,300
Share registration costs	63,362
Printing and postage	34,059
Miscellaneous (Note 5)	19,031
TOTAL EXPENSES	6,339,288
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(367,681)
Reimbursement of other operating expenses (Notes 2 and 5)	(552,909)
TOTAL WAIVER AND REIMBURSEMENTS	(920,590)
Net expenses	5,418,698
Net investment income	2,003,341
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(6,253,331) on sales of investments in affiliated holdings*)	(54,215,427)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $5,360,878 of investments in affiliated holdings*)	105,217,472
Net realized and unrealized gain (loss) on investments	51,002,045
Change in net assets resulting from operations	$53,005,386

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2023	Year Ended 7/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,003,341	$4,298,428
Net realized gain (loss)	(54,215,427)	102,777,672
Net change in unrealized appreciation/depreciation	105,217,472	(246,941,146)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	53,005,386	(139,865,046)
Distributions to Shareholders:
Class A Shares	(4,206,904)	(23,745,432)
Class C Shares	(1,019,541)	(5,171,780)
Institutional Shares	(32,515,908)	(141,205,590)
Class R6 Shares	(1,987,801)	(10,318,256)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(39,730,154)	(180,441,058)
Share Transactions:
Proceeds from sale of shares	222,231,269	600,530,685
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Funds	—	139,265,487
Net asset value of shares issued to shareholders in payment of distributions declared	37,053,960	167,654,191
Cost of shares redeemed	(263,180,984)	(408,919,051)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,895,755)	498,531,312
Change in net assets	9,379,477	178,225,208
Net Assets:
Beginning of period	1,216,811,872	1,038,586,664
End of period	$1,226,191,349	$1,216,811,872
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Notes to Financial Statements
January 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Small Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
At the close of business on September 24, 2021, the Fund acquired all of the net assets of Hancock Horizon Burkenroad Small Cap Fund and Hancock Horizon Microcap Fund (each an “Acquired Fund” or collectively, the “Acquired Funds”), each an open-end investment company, in a tax-free reorganization, in exchange for Class A Shares and Institutional Shares of the Fund pursuant to a plan of reorganization approved by each Acquired Funds’ Shareholders on September 10, 2021. In connection with the acquisition, the Acquired Funds’ Investor Class Shares and Class D Shares were exchanged for Class A Shares of the Fund and the Acquired Funds’ Institutional Class Shares were exchanged for Institutional Shares of the Fund. The purpose of the transaction was to combine three portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund Share Class exchanged, a shareholder received the following shares of the Fund:
Hancock Fund	Share Class Exchanged	Fund Shares Received
Hancock Horizon Burkenroad Small Cap Fund	Investor Class	1.214 Class A Shares
	Class D	1.098 Class A Shares
	Institutional Class	1.180 Institutional Shares
Hancock Horizon Microcap Fund	Investor Class	0.648 Class A Shares
	Institutional Class	0.629 Institutional Shares
Semi-Annual Shareholder Report
21

The Fund received net assets from the Acquired Funds as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Funds’ Net Assets Received	Unrealized Appreciation	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
4,877,868	$139,265,487	$63,521,835	$1,127,473,055	$1,266,738,542
Assuming the acquisition had been completed on August 1, 2021, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended July 31, 2022, were as follows:
Net investment income	$4,195,825
Net realized and unrealized gain (loss) on investments	(144,575,223)
Net decrease in net assets resulting from operations	$(140,379,398)
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed, it is not practicable to separate the amount of earnings of the Acquired Funds that has been included in the Fund’s Statement of Changes in Net Assets for the year ended July 31, 2022.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report
22

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
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The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $920,590 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$133,718	$(119,236)
Class C Shares	17,140	(408)
Institutional Shares	543,584	(433,265)
Class R6 Shares	4,747	—
TOTAL	$699,189	$(552,909)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
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For the six months ended January 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$154,200
Class C Shares	31,100
TOTAL	$185,300
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities
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while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of January 31, 2023, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$13,020,554	$13,192,461
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	318,895	$6,218,046	822,248	$19,987,809
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Funds	—	—	2,344,520	65,576,215
Shares issued to shareholders in payment of distributions declared	204,453	3,853,948	886,629	21,632,986
Shares redeemed	(765,354)	(14,935,831)	(1,466,267)	(35,892,277)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(242,006)	$(4,863,837)	2,587,130	$71,304,733
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	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	118,493	$1,937,067	325,861	$6,754,347
Shares issued to shareholders in payment of distributions declared	62,196	977,102	240,715	4,963,547
Shares redeemed	(219,056)	(3,570,242)	(303,554)	(6,020,324)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(38,367)	$(656,073)	263,022	$5,697,570
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,477,135	$132,494,440	21,838,587	$543,488,311
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Funds	—	—	2,533,148	73,689,272
Shares issued to shareholders in payment of distributions declared	1,542,190	30,477,693	5,169,136	132,113,172
Shares redeemed	(11,217,710)	(229,257,264)	(13,998,302)	(343,632,941)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,198,385)	$(66,285,131)	15,542,569	$405,657,814
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	4,176,756	$81,581,716	1,215,271	$30,300,218
Shares issued to shareholders in payment of distributions declared	88,265	1,745,217	349,824	8,944,486
Shares redeemed	(747,854)	(15,417,647)	(961,453)	(23,373,509)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	3,517,167	$67,909,286	603,642	$15,871,195
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	38,409	$(3,895,755)	18,996,363	$498,531,312
4. FEDERAL TAX INFORMATION
At January 31, 2023, the cost of investments for federal tax purposes was $1,134,082,380. The net unrealized appreciation of investments for federal tax purposes was $104,440,648. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $190,346,064 and unrealized depreciation from investments for those securities having an excess of cost over value of $85,905,416.
As of July 31, 2022, the Fund had a capital loss carryforward of $492,575 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code of 1986, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
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The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$492,575	$—	$492,575
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2023, the Adviser voluntarily waived $348,241 of its fee and voluntarily reimbursed $552,909 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2023, the Adviser reimbursed $19,440.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$94,790
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the six months ended January 31, 2023, FSC retained $17,395 of fees paid by the Fund. For the six months ended January 31, 2023, Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2023, FSC retained $1,889 in sales charges from the sale of Class A Shares. FSC also retained $1,598 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended January 31, 2023, FSSC received $1,544 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2022, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 2.00%, 0.88% and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2023; or (b) the date of the Fund’s next effective Prospectus. Prior to October 1, 2022, the Fee Limit for the Class C Shares was 1.98%. While the Adviser and
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its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2023, were as follows:
Purchases	$842,078,232
Sales	$878,069,932
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2023, the Fund had no outstanding loans. During the six months ended January 31, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2023, there were no outstanding loans. During the six months ended January 31, 2023, the program was not utilized.
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9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022 to January 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2022	Ending Account Value 1/31/2023	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,043.10	$5.82
Class C Shares	$1,000	$1,039.10	$10.23
Institutional Shares	$1,000	$1,044.40	$4.53
Class R6 Shares	$1,000	$1,044.50	$4.48
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.51	$5.75
Class C Shares	$1,000	$1,015.17	$10.11
Institutional Shares	$1,000	$1,020.77	$4.48
Class R6 Shares	$1,000	$1,020.82	$4.43

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.13%
Class C Shares	1.99%
Institutional Shares	0.88%
Class R6 Shares	0.87%
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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes MDT Small Cap Core Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
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Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
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gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the quantitative focus of the management of the Fund makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
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While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an
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unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
In 2019, the Board approved a reduction of 5 basis points in the contractual advisory fee.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term
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investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the
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Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes MDT Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes MDT Small Cap Core Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
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delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes MDT Small Cap Core Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R817
CUSIP 31421R791
CUSIP 31421R783
CUSIP 31421R627
36359 (3/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2023

Share Class | Ticker	A | QASGX	C | QCSGX	Institutional | QISGX	R6 | QLSGX

Federated Hermes MDT Small Cap Growth Fund
Fund Established 2005

A Portfolio of Federated Hermes MDT Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2022 through January 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2023, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	23.3%
Information Technology	19.1%
Industrials	17.0%
Consumer Discretionary	10.3%
Energy	7.7%
Financials	6.7%
Consumer Staples	5.0%
Communication Services	3.6%
Materials	3.4%
Real Estate	2.0%
Utilities	0.6%
Securities Lending Collateral[2]	2.0%
Cash Equivalents[3]	1.1%
Other Assets and Liabilities—Net[4]	(1.8)%
TOTAL	100%

1
Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities,
sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
January 31, 2023 (unaudited)
Shares			Value
		COMMON STOCKS— 98.7%
		Communication Services— 3.6%
720,704	[1]	CarGurus, Inc.	$ 12,720,425
331,750	[1]	Eventbrite, Inc.	2,949,257
27,121	[1]	EverQuote, Inc.	423,088
42,252	[1]	Iridium Communications, Inc.	2,528,360
8,386	[1]	Thryv Holdings, Inc.	187,595
535,429	[1]	Vimeo Holdings, Inc.	2,430,848
29,048	[1]	Yelp, Inc.	915,302
		TOTAL	22,154,875
		Consumer Discretionary— 10.3%
273,503	[1]	1-800-FLOWERS.COM, Inc.	2,726,825
406,548	[1,2]	Bed Bath & Beyond, Inc.	1,146,465
8,287		Bloomin Brands, Inc.	200,960
78,037	[1]	Children’s Place, Inc./The	3,540,539
130,434	[1]	Citi Trends, Inc.	4,106,062
8,630	[1]	Crocs, Inc.	1,050,875
60,344	[1]	GoPro, Inc.	371,116
80,554	[1,2]	Groupon, Inc.	665,376
100,955	[1]	Inspired Entertainment, Inc.	1,504,229
102,868		International Game Technology PLC	2,720,859
208,820	[1,2]	Kirkland’s, Inc.	764,281
37,589	[1]	MarineMax, Inc.	1,174,656
3,624	[1]	MCBC Holdings, Inc.	102,784
46,645		Murphy USA, Inc.	12,688,839
102,124	[1,2]	Red Robin Gourmet Burgers	912,989
15,982		Red Rock Resorts, Inc.	719,350
111,230		Rent-A-Center, Inc.	2,990,975
69,433	[1]	Revolve Group, Inc.	1,981,618
569,263	[1]	Rush Street Interactive, Inc.	2,442,138
699,988	[1]	Stitch Fix, Inc.	3,646,937
147,639	[1]	Target Hospitality Corp.	2,266,997
79,313		Texas Roadhouse, Inc.	7,965,405
7,113	[1]	Visteon Corp.	1,112,046
2,565		Wingstop, Inc.	406,476
174,625	[1,2]	Workhorse Group, Inc.	385,921
888,177	[1]	WW International, Inc.	4,414,240
36,668	[1]	Xponential Fitness, Inc.	1,007,637
		TOTAL	63,016,595
		Consumer Staples— 5.0%
79,600		Cal-Maine Foods, Inc.	4,554,712
9,666		Coca-Cola Bottling Co.	4,898,535
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS— continued
		Consumer Staples— continued
156,275	[1]	elf Beauty, Inc.	$ 8,993,626
167,513	[1]	Sprouts Farmers Market, Inc.	5,352,040
80,904	[1,2]	Tattooed Chef, Inc.	122,974
55,112		Turning Point Brands, Inc.	1,279,150
5,320	[1]	USANA Health Sciences, Inc.	310,901
163,382		Vector Group Ltd.	2,115,797
180,703	[1]	Vital Farms, Inc.	3,176,759
		TOTAL	30,804,494
		Energy— 7.7%
51,189	[1]	Amplify Energy Corp.	443,297
72,600	[1]	Borr Drilling Ltd.	431,970
52,471		Cactus, Inc.	2,839,206
5,811		Championx Corp.	191,879
12,661		Chord Energy Corp.	1,814,701
50,327		Comstock Resources, Inc.	611,473
37,917		CONSOL Energy, Inc.	2,192,740
93,200		Delek US Holdings, Inc.	2,494,032
7,500	[1]	Golar LNG Ltd.	175,800
23,184		Liberty Energy, Inc.	367,003
136,632		Magnolia Oil & Gas Corp.	3,225,881
7,255		Matador Resources Co.	479,991
1,870	[1]	Nabors Industries Ltd.	332,000
63,548	[1]	Nextier Oilfield Solutions, Inc.	598,622
212,885	[1]	Oceaneering International, Inc.	4,545,095
106,266		PBF Energy, Inc.	4,462,109
7,187		Ranger Oil Corp.	301,854
64,207		SM Energy Co.	2,110,484
395,013	[1]	Talos Energy, Inc.	7,825,208
89,196	[1]	US Silica Holdings, Inc.	1,091,759
7,443	[1]	Vital Energy, Inc.	418,892
175,536	[1]	Weatherford International PLC	9,984,488
		TOTAL	46,938,484
		Financials— 6.7%
5,529	[1]	Coastal Financial Corp.	252,509
52,979	[1]	Customers Bancorp, Inc.	1,608,972
12,462	[1]	eHealth, Inc.	103,435
429,778	[1]	Green Dot Corp.	7,770,386
10,772		Guaranty Bancshares, Inc.	355,261
4,741		Kinsale Capital Group, Inc.	1,320,084
270,458	[1]	LendingClub Corp.	2,620,738
57,238	[1]	LendingTree, Inc.	2,270,059
323,897		Live Oak Bancshares, Inc.	11,086,994
9,394	[1]	Metropolitan Bank Holding Corp.	557,816
344,739	[1]	Open Lending	3,023,361
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS— continued
		Financials— continued
296,292	[1]	PROG Holdings, Inc.	$ 6,604,349
676,070	[1]	SelectQuote, Inc.	582,907
95,313	[1,2]	Silvergate Capital Corp.	1,357,257
28,431	[1]	Triumph Bancorp, Inc.	1,584,460
		TOTAL	41,098,588
		Health Care— 23.3%
11,471	[1]	Aadi Bioscience, Inc.	144,764
182,028	[1]	Adaptive Biotechnologies Corp.	1,687,400
208,610	[1]	ADMA Biologics, Inc.	769,771
962,850	[1,2]	Akebia Therapeutics, Inc.	606,596
315,824	[1]	Alector, Inc.	2,785,568
89,008	[1]	Alkermes, Inc.	2,549,189
755,517	[1]	Allakos, Inc.	5,613,491
170,654	[1]	Alx Oncology Holdings, Inc.	1,587,082
23,487	[1]	AMN Healthcare Services, Inc.	2,250,994
72,857	[1]	Amphastar Pharmaceuticals, Inc.	2,204,653
121,731	[1,2]	Amylyx Pharmaceuticals, Inc.	4,770,638
362,368	[1]	Assembly Biosciences, Inc.	630,520
926,525	[1]	Atea Pharmaceuticals, Inc.	4,289,811
674,017	[1]	Berkeley Lights, Inc.	1,449,137
265,496	[1]	Cano Health, Inc.	366,384
477,940	[1]	Cardiovascular Systems, Inc.	6,662,484
40,621	[1]	Catalyst Pharmaceutical Partners, Inc.	629,219
19,240	[1]	Collegium Pharmaceutical, Inc.	540,259
466,608	[1]	Community Health Systems, Inc.	2,435,694
38,164	[1]	Corcept Therapeutics, Inc.	872,429
68,035	[1]	Cross Country Healthcare, Inc.	1,887,971
56,624	[1]	Deciphera Pharmaceuticals, Inc.	963,174
42,600	[1]	Eagle Pharmaceuticals, Inc.	1,445,844
291,809	[1]	Fate Therapeutics, Inc.	1,739,182
428,798	[1,2]	Gossamer Bio, Inc.	1,132,027
6,936	[1]	Harmony Biosciences Holdings, Inc.	334,107
61,393	[1]	Heska Corp.	5,490,990
118,733	[1]	Hims & Hers Health, Inc.	983,109
116,519	[1,2]	Innovage Holding Corp.	872,727
172,163	[1]	Inogen, Inc.	4,016,563
31,518	[1]	Intellia Therapeutics, Inc.	1,337,624
102,921	[1]	Kodiak Sciences, Inc.	831,602
163,888	[1]	Kronos Bio, Inc.	393,331
124,367	[1]	Lantheus Holdings, Inc.	7,151,102
34,507	[1]	Ligand Pharmaceuticals, Inc., Class B	2,405,138
343,553	[1]	MacroGenics, Inc.	1,982,301
666,762	[1]	MiMedx Group, Inc.	2,580,369
150,235	[1]	NanoString Technologies, Inc.	1,589,486
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS— continued
		Health Care— continued
276,357	[1]	NeoGenomics, Inc.	$ 3,283,121
145,131	[1]	Nevro Corp.	5,329,210
374,788	[1]	NextCure, Inc.	625,896
9,342	[1]	NextGen Healthcare, Inc.	177,685
138,571	[1]	Omnicell, Inc.	7,686,533
157,921	[1]	OptimizeRX Corp	2,834,682
655,977	[1]	Organogenesis Holdings, Inc.	1,679,301
15,702	[1]	Pediatrix Medical Group	241,026
20,341	[1]	Phreesia, Inc.	762,584
77,324	[1]	Pliant Therapeutics, Inc.	2,709,433
382,195	[1]	Praxis Precision Medicines, Inc.	1,903,331
101,987	[1]	Privia Health Group, Inc.	2,757,728
66,229	[1]	Prometheus Biosciences, Inc.	7,527,588
54,839	[1,2]	Provention Bio, Inc.	474,906
189,865	[1]	Puma Biotechnology, Inc.	816,419
163,050	[1]	Quince Therapeutics, Inc.	159,789
13,131	[1]	Revolution Medicines, Inc.	351,123
139,700	[1]	Sangamo BioSciences, Inc.	487,553
4,005	[1]	Shockwave Medical, Inc.	752,660
435,883	[1,2]	Siga Technologies, Inc.	3,195,022
40,341	[1]	Silk Road Medical, Inc.	2,192,937
229,624	[1,2]	Tabula Rasa HealthCare, Inc.	1,393,818
188,671	[1]	Tactile Systems Technology, Inc.	2,447,063
195,345	[1]	The Joint Corp.	3,549,419
11,128	[1]	TransMedics Group, Inc.	701,287
117,928	[1]	Vanda Pharmaceuticals, Inc.	905,687
57,647	[1]	Vaxcyte, Inc.	2,614,291
45,902	[1]	Viridian Therapeutics, Inc.	1,676,341
313,875	[1]	Voyager Therapeutics, Inc.	2,962,980
19,803	[1]	Y-mAbs Therapeutics, Inc.	88,915
		TOTAL	142,271,058
		Industrials— 17.0%
14,004	[1]	Allegiant Travel Co.	1,204,764
77,865	[1]	Alta Equipment Group, Inc.	1,319,812
48,837		Apogee Enterprises, Inc.	2,287,525
44,690	[1]	Array Technologies, Inc.	993,459
41,718	[1]	ASGN, Inc.	3,794,252
91,551	[1]	Atkore, Inc.	11,924,518
887		Barrett Business Services, Inc.	88,150
3,330	[1]	Beacon Roofing Supply, Inc.	189,410
7,144	[1]	Bloom Energy Corp.	178,100
136,666		Boise Cascade Co.	10,245,850
9,413	[1]	CBIZ, Inc.	447,965
16,122	[1]	CIRCOR International, Inc.	445,773
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS— continued
		Industrials— continued
1,537		Comfort Systems USA, Inc.	$ 186,038
57,484		Emcor Group, Inc.	8,522,003
45,432	[1,2]	Fluence Energy, Inc.	1,096,728
5,298	[1]	Fluor Corp.	194,701
35,151	[1]	Forrester Research, Inc.	1,302,696
108,824	[1]	Franklin Covey Co.	5,049,434
149,260	[1,2]	Fuelcell Energy, Inc.	546,292
98,996	[1]	GMS, Inc.	5,872,443
678,653		GrafTech International Ltd.	4,438,391
27,971		H&E Equipment Services, Inc.	1,423,444
521,210	[1]	Harsco Corp.	4,138,407
124,626		Healthcare Services Group, Inc.	1,678,712
108,685		Heidrick & Struggles International, Inc.	3,343,151
20,924		Helios Technologies, Inc.	1,380,984
22,700	[1]	HireRight Holdings Corp.	259,688
34,468	[1]	Huron Consulting Group, Inc.	2,345,203
2,517		ICF International, Inc.	257,212
178,885	[1]	JELD-WEN Holding, Inc.	2,262,895
2,433		John Bean Technologies Corp.	271,839
38,602		KForce Com, Inc.	2,166,730
2,554	[1]	Masonite International Corp.	232,976
196,159	[1]	Mistras Group, Inc.	1,039,643
313,006	[1]	MRC Global, Inc.	4,256,882
11,848	[1]	MYR Group, Inc.	1,173,663
12,038	[1]	Proto Labs, Inc.	368,363
14,206		Tennant Co.	996,267
110,389		Terex Corp.	5,626,527
23,588	[1]	Titan International, Inc.	393,684
25,864	[1]	TriNet Group, Inc.	1,951,439
18,256		Universal Truckload Services, Inc.	655,755
25,496		Veritiv Corp.	3,188,020
24,264		Watts Industries, Inc., Class A	3,967,649
8,215	[1]	Willdan Group, Inc.	156,414
		TOTAL	103,863,851
		Information Technology— 19.1%
722,890	[1]	8x8, Inc.	3,404,812
29,403	[1]	Alpha & Omega Semiconductor Ltd.	969,123
46,904		American Software, Inc., Class A	713,410
19,217	[1]	Arlo Technologies, Inc.	72,344
351,746	[1]	AvidXchange Holdings, Inc.	3,911,416
39,323	[1]	Box, Inc.	1,257,943
681,769	[1]	Brightcove, Inc.	4,322,415
130,977	[1]	Cantaloupe, Inc.	666,673
205,937	[1]	Cerence, Inc.	5,049,575
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS— continued
		Information Technology— continued
62,598	[1]	Coda Octopus Group, Inc.	$ 451,958
287,383	[1]	Diebold Nixdorf, Inc.	686,845
56,392	[1]	EMCORE Corp.	69,926
98,504	[1]	Everbridge, Inc.	3,148,188
35,015	[1]	Exlservice Holding, Inc.	5,973,559
10,351	[1]	Extreme Networks, Inc.	186,629
229,018	[1]	Faro Technologies, Inc.	6,293,415
289,906	[1]	Grid Dynamics Holdings, Inc.	3,629,623
72,684	[1]	Harmonic Lightwaves, Inc.	957,248
51,893	[1]	Identive Group, Inc.	452,507
19,091	[1]	Impinj, Inc.	2,477,630
35,216		Information Services Group, Inc.	184,532
64,504	[1]	Intapp, Inc.	1,869,326
184,107	[1]	MaxLinear, Inc.	7,585,208
210,423	[1]	Mitek Systems, Inc.	2,074,771
142,058	[1]	Model N, Inc.	5,634,020
909,182	[1]	Momentive Global, Inc.	7,009,793
447,724	[1]	ON24, Inc.	4,154,879
132,843	[1]	Q2 Holdings, Inc.	4,346,623
43,250	[1]	Qualys, Inc.	4,989,320
131,013	[1]	Rimini Street, Inc.	589,558
160,035		Sapiens International Corp. NV	3,626,393
142,210	[1]	Secureworks Corp.	1,140,524
515,525	[1]	Semtech Corp.	17,027,791
29,272	[1]	StoneCo Ltd.	326,676
630,017	[1]	Telos Corp.	3,055,582
249,508	[1]	Upland Software, Inc.	2,178,205
900,573	[1]	Yext, Inc.	6,258,982
		TOTAL	116,747,422
		Materials— 3.4%
95,844	[1]	ATI, Inc.	3,487,763
19,940		Commercial Metals Corp.	1,082,144
23,633		Koppers Holdings, Inc.	817,938
105,354		Kronos Worldwide, Inc.	1,227,374
29,176	[1]	LSB Industries, Inc.	370,827
27,253		Myers Industries, Inc.	656,252
167,771	[1]	O-I Glass, Inc.	3,229,592
86,100	[1,3]	Rentech, Inc.	0
49,942		Ryerson Holding Corp.	1,906,286
111,025		Sylvamo Corp.	5,277,018
70,827		Warrior Met Coal, Inc.	2,682,927
		TOTAL	20,738,121
		Real Estate— 2.0%
40,317	[1]	Cushman & Wakefield PLC	581,774
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS— continued
		Real Estate— continued
6,419		Innovative Industrial Properties, Inc.	$ 576,298
62,937		Marcus & Millichap Co., Inc.	2,280,837
21,155		Newmark Group, Inc.	181,298
30,122		Outfront Media, Inc.	599,428
295,994	[1,2]	Redfin Corp.	2,214,035
194,694		RMR Group, Inc./The	6,039,408
		TOTAL	12,473,078
		Utilities— 0.6%
11,480		Clearway Energy, Inc.	367,934
46,891		Otter Tail Corp.	3,008,058
		TOTAL	3,375,992
		TOTAL COMMON STOCKS (IDENTIFIED COST $564,608,448)	603,482,558
		INVESTMENT COMPANIES— 3.1%
12,549,625		Federated Hermes Government Obligations Fund, Premier Shares, 4.19%[4]	12,549,625
6,778,675		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.41%[4]	6,778,675
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $19,327,648)	19,328,300
		TOTAL INVESTMENT IN SECURITIES—101.8% (IDENTIFIED COST $583,936,096)[5]	622,810,858
		OTHER ASSETS AND LIABILITIES - NET—(1.8)%[6]	(11,243,987)
		TOTAL NET ASSETS—100%	$611,566,871
Semi-Annual Shareholder Report
8

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report
9

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended January 31, 2023, were as follows:
Affiliated	Value as of 7/31/2022	Purchases at Cost*	Proceeds from Sales*
Consumer Discretionary:
Xponential Fitness, Inc.	$—	$956,727	$—
Health Care:
Alector, Inc.**	$8,176,082	$277,995	$(4,847,832)
Amphastar Pharmaceuticals, Inc.	$1,033,497	$1,453,103	$(206,012)
Information Technology:
Brightcove, Inc.**	$5,844,048	$—	$(1,737,438)
Affiliated issuers no longer in the portfolio at period end	$3,247,541	$—	$(4,247,296)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$18,301,168	$2,687,825	$(11,038,578)
Semi-Annual Shareholder Report
10

Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 1/31/2023	Shares Held as of 1/31/2023	Dividend Income*

$50,910	$—	$1,007,637	36,668	$—

$2,821,914	$(3,642,591)	$2,785,568	315,824	$—
$(151,733)	$75,798	$2,204,653	72,857	$—

$1,432,804	$(1,216,999)	$4,322,415	681,769	$—
$1,697,165	$(697,410)	$—	—	$—
$5,851,060	$(5,481,202)	$10,320,273	1,107,118	$—

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At January 31, 2023, the Fund no longer has ownership of at least 5% of the voting shares.
Semi-Annual Shareholder Report
11

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 7/31/2022	$25,008,151	$8,511,854	$33,520,005
Purchases at Cost	$83,827,179	$73,448,032	$157,275,211
Proceeds from Sales	$(96,285,705)	$(75,186,504)	$(171,472,209)
Change in Unrealized Appreciation/ Depreciation	$—	$(197)	$(197)
Net Realized Gain/(Loss)	$—	$5,490	$5,490
Value as of 1/31/2023	$12,549,625	$6,778,675	$19,328,300
Shares Held as of 1/31/2023	12,549,625	6,778,675	19,328,300
Dividend Income	$281,711	$198,837	$480,548

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
12

The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$581,551,310	$—	$0	$581,551,310
International	21,931,248	—	—	21,931,248
Investment Companies	19,328,300	—	—	19,328,300
TOTAL SECURITIES	$622,810,858	$—	$0	$622,810,858
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$20.80	$33.76	$23.89	$23.30	$25.67	$21.89
Income From Investment Operations:
Net investment income (loss)	(0.03)[1]	(0.04)	(0.15)[1]	(0.07)[1]	(0.08)[1]	(0.11)[1]
Net realized and unrealized gain (loss)	1.14	(4.34)	10.16	0.66	(0.84)	5.09
Total From Investment Operations	1.11	(4.38)	10.01	0.59	(0.92)	4.98
Less Distributions:
Distributions from net realized gain	(0.63)	(8.58)	(0.14)	—	(1.45)	(1.20)
Net Asset Value, End of Period	$21.28	$20.80	$33.76	$23.89	$23.30	$25.67
Total Return[2]	5.71%	(18.45)%	42.03%	2.53%	(2.83)%	23.50%
Ratios to Average Net Assets:
Net expenses[3]	1.13%[4]	1.13%	1.13%	1.13%	1.13%	1.14%
Net investment income (loss)	(0.25)%[4]	(0.16)%	(0.50)%	(0.32)%	(0.36)%	(0.48)%
Expense waiver/reimbursement[5]	0.25%[4]	0.21%	0.23%	0.30%	0.29%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$88,236	$88,900	$129,226	$92,389	$82,170	$82,953
Portfolio turnover[6]	82%	140%	163%	227%	142%	129%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$16.75	$28.99	$20.69	$20.32	$22.77	$19.69
Income From Investment Operations:
Net investment income (loss)	(0.09)[1]	(0.21)	(0.33)[1]	(0.21)[1]	(0.23)[1]	(0.26)[1]
Net realized and unrealized gain (loss)	0.90	(3.45)	8.77	0.58	(0.77)	4.54
Total From Investment Operations	0.81	(3.66)	8.44	0.37	(1.00)	4.28
Less Distributions:
Distributions from net realized gain	(0.63)	(8.58)	(0.14)	—	(1.45)	(1.20)
Net Asset Value, End of Period	$16.93	$16.75	$28.99	$20.69	$20.32	$22.77
Total Return[2]	5.30%	(19.14)%	40.93%	1.82%	(3.58)%	22.54%
Ratios to Average Net Assets:
Net expenses[3]	1.98%[4]	1.96%	1.88%	1.88%	1.88%	1.89%
Net investment income (loss)	(1.09)%[4]	(0.99)%	(1.25)%	(1.07)%	(1.12)%	(1.23)%
Expense waiver/reimbursement[5]	0.12%[4]	0.12%	0.15%	0.20%	0.29%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,435	$19,373	$28,084	$17,481	$22,639	$18,008
Portfolio turnover[6]	82%	140%	163%	227%	142%	129%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$22.27	$35.50	$25.05	$24.37	$26.71	$22.67
Income From Investment Operations:
Net investment income (loss)	0.00[1,2]	0.02	(0.08)[1]	(0.02)[1]	(0.02)[1]	(0.06)[1]
Net realized and unrealized gain (loss)	1.23	(4.67)	10.67	0.70	(0.87)	5.30
Total From Investment Operations	1.23	(4.65)	10.59	0.68	(0.89)	5.24
Less Distributions:
Distributions from net investment income	(0.01)	—	—	—	—	—
Distributions from net realized gain	(0.63)	(8.58)	(0.14)	—	(1.45)	(1.20)
Total Distributions	(0.64)	(8.58)	(0.14)	—	(1.45)	(1.20)
Net Asset Value, End of Period	$22.86	$22.27	$35.50	$25.05	$24.37	$26.71
Total Return[3]	5.88%	(18.29)%	42.40%	2.79%	(2.60)%	23.85%
Ratios to Average Net Assets:
Net expenses[4]	0.88%[5]	0.88%	0.88%	0.88%	0.88%	0.89%
Net investment income (loss)	0.00%[5,6]	0.08%	(0.25)%	(0.07)%	(0.10)%	(0.25)%
Expense waiver/reimbursement[7]	0.22%[5]	0.18%	0.16%	0.19%	0.25%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$269,781	$304,721	$428,578	$354,204	$455,597	$364,248
Portfolio turnover[8]	82%	140%	163%	227%	142%	129%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6	Represents less than 0.01%.
7
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$22.29	$35.51	$25.06	$24.36	$26.70	$22.67
Income From Investment Operations:
Net investment income (loss)	0.00[1,2]	0.02	(0.08)[1]	(0.02)[1]	(0.02)[1]	(0.06)[1]
Net realized and unrealized gain (loss)	1.23	(4.66)	10.67	0.72	(0.87)	5.29
Total From Investment Operations	1.23	(4.64)	10.59	0.70	(0.89)	5.23
Less Distributions:
Distributions from net investment income	(0.01)	—	—	—	—	—
Distributions from net realized gain	(0.63)	(8.58)	(0.14)	—	(1.45)	(1.20)
Total Distributions	(0.64)	(8.58)	(0.14)	—	(1.45)	(1.20)
Net Asset Value, End of Period	$22.88	$22.29	$35.51	$25.06	$24.36	$26.70
Total Return[3]	5.89%	(18.24)%	42.38%	2.87%	(2.60)%	23.81%
Ratios to Average Net Assets:
Net expenses[4]	0.87%[5]	0.87%	0.87%	0.87%	0.87%	0.88%
Net investment income (loss)	0.01%[5]	0.10%	(0.24)%	(0.07)%	(0.07)%	(0.24)%
Expense waiver/reimbursement[6]	0.12%[5]	0.09%	0.09%	0.09%	0.15%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$235,114	$256,060	$309,117	$283,103	$333,059	$89,307
Portfolio turnover[7]	82%	140%	163%	227%	142%	129%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities
January 31, 2023 (unaudited)

Assets:
Investment in securities, at value including $11,670,948 of securities loaned and $29,648,573 of investments in affiliated holdings* (identified cost $583,936,096, including $31,784,835 of identified cost in affiliated holdings)	$622,810,858
Cash	21,844
Income receivable	239,254
Income receivable from affiliated holdings	62,061
Receivable for investments sold	8,799,757
Receivable for shares sold	419,690
Total Assets	632,353,464
Liabilities:
Payable for investments purchased	5,643,279
Payable for shares redeemed	2,312,719
Payable for collateral due to broker for securities lending (Note 2)	12,549,625
Payable for investment adviser fee (Note 5)	11,037
Payable for administrative fee (Note 5)	1,284
Payable for Directors’/Trustees’ fees (Note 5)	995
Payable for distribution services fee (Note 5)	11,096
Payable for other service fees (Notes 2 and 5)	48,324
Accrued expenses (Note 5)	208,234
Total Liabilities	20,786,593
Net assets for 27,310,293 shares outstanding	$611,566,871
Net Assets Consist of:
Paid-in capital	$613,103,552
Total distributable earnings (loss)	(1,536,681)
Total Net Assets	$611,566,871
Semi-Annual Shareholder Report
18

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($88,236,412 ÷ 4,145,856 shares outstanding), no par value, unlimited shares authorized	$21.28
Offering price per share (100/94.50 of $21.28)	$22.52
Redemption proceeds per share	$21.28
Class C Shares:
Net asset value per share ($18,435,495 ÷ 1,088,932 shares outstanding), no par value, unlimited shares authorized	$16.93
Offering price per share	$16.93
Redemption proceeds per share (99.00/100 of $16.93)	$16.76
Institutional Shares:
Net asset value per share ($269,781,396 ÷ 11,799,417 shares outstanding), no par value, unlimited shares authorized	$22.86
Offering price per share	$22.86
Redemption proceeds per share	$22.86
Class R6 Shares:
Net asset value per share ($235,113,568 ÷ 10,276,088 shares outstanding), no par value, unlimited shares authorized	$22.88
Offering price per share	$22.88
Redemption proceeds per share	$22.88

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Operations
Six Months Ended January 31, 2023 (unaudited)

Investment Income:
Dividends (including $188,987 received from affiliated holdings*)	$2,382,451
Net income on securities loaned (includes $291,561 earned from affiliated holdings related to cash collateral balances*) (Note 2)	340,798
TOTAL INCOME	2,723,249
Expenses:
Investment adviser fee (Note 5)	2,464,811
Administrative fee (Note 5)	242,706
Custodian fees	43,766
Transfer agent fees (Note 2)	343,663
Directors’/Trustees’ fees (Note 5)	2,528
Auditing fees	14,336
Legal fees	5,167
Portfolio accounting fees	70,344
Distribution services fee (Note 5)	67,592
Other service fees (Notes 2 and 5)	125,116
Share registration costs	37,040
Printing and postage	41,216
Miscellaneous (Note 5)	17,917
TOTAL EXPENSES	3,476,202
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(369,723)
Reimbursement of other operating expenses (Notes 2 and 5)	(188,256)
TOTAL WAIVER AND REIMBURSEMENTS	(557,979)
Net expenses	2,918,223
Net investment loss	(194,974)
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(5,475,712) on sales of investments in affiliated holdings*)	(29,639,037)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $5,850,863 of investments in affiliated holdings*)	60,843,384
Net realized and unrealized gain (loss) on investments	31,204,347
Change in net assets resulting from operations	$31,009,373

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2023	Year Ended 7/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(194,974)	$154,388
Net realized gain (loss)	(29,639,037)	28,024,914
Net change in unrealized appreciation/depreciation	60,843,384	(181,648,487)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	31,009,373	(153,469,185)
Distributions to Shareholders:
Class A Shares	(2,603,153)	(32,079,796)
Class C Shares	(679,479)	(7,866,562)
Institutional Shares	(7,667,185)	(99,337,616)
Class R6 Shares	(7,065,520)	(72,484,125)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,015,337)	(211,768,099)
Share Transactions:
Proceeds from sale of shares	55,151,671	271,272,721
Net asset value of shares issued to shareholders in payment of distributions declared	16,710,897	192,640,426
Cost of shares redeemed	(142,343,568)	(324,627,058)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(70,481,000)	139,286,089
Change in net assets	(57,486,964)	(225,951,195)
Net Assets:
Beginning of period	669,053,835	895,005,030
End of period	$611,566,871	$669,053,835
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Notes to Financial Statements
January 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Small Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation
Semi-Annual Shareholder Report
22

committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the
Semi-Annual Shareholder Report
23

NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report
24

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $557,979 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$78,716	$(54,551)
Class C Shares	13,093	(81)
Institutional Shares	202,715	(133,624)
Class R6 Shares	49,139	—
TOTAL	$343,663	$(188,256)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended January 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$102,712
Class C Shares	22,404
TOTAL	$125,116
Semi-Annual Shareholder Report
25

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As
Semi-Annual Shareholder Report
26

indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of January 31, 2023, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$11,670,948	$12,549,625
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	188,419	$3,742,708	734,706	$19,688,546
Shares issued to shareholders in payment of distributions declared	118,380	2,245,671	985,701	26,130,926
Shares redeemed	(435,853)	(8,598,487)	(1,273,380)	(32,473,563)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(129,054)	$(2,610,108)	447,027	$13,345,909
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	74,565	$1,201,617	128,708	$2,774,689
Shares issued to shareholders in payment of distributions declared	44,306	669,467	359,807	7,725,066
Shares redeemed	(186,591)	(2,993,973)	(300,582)	(6,470,668)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(67,720)	$(1,122,889)	187,933	$4,029,087
Semi-Annual Shareholder Report
27

	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,142,239	$24,388,080	5,702,540	$156,084,766
Shares issued to shareholders in payment of distributions declared	357,614	7,287,806	3,232,168	91,631,959
Shares redeemed	(3,381,147)	(71,826,889)	(7,327,971)	(197,657,381)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,881,294)	$(40,151,003)	1,606,737	$50,059,344
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,223,577	$25,819,266	3,421,932	$92,724,720
Shares issued to shareholders in payment of distributions declared	319,036	6,507,953	2,367,859	67,152,475
Shares redeemed	(2,754,708)	(58,924,219)	(3,005,937)	(88,025,446)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(1,212,095)	$(26,597,000)	2,783,854	$71,851,749
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,290,163)	$(70,481,000)	5,025,551	$139,286,089
4. FEDERAL TAX INFORMATION
At January 31, 2023, the cost of investments for federal tax purposes was $583,936,096. The net unrealized appreciation of investments for federal tax purposes was $38,874,762. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $97,176,203 and unrealized depreciation from investments for those securities having an excess of cost over value of $58,301,441.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2023, the Adviser voluntarily waived $357,433 of its fee and voluntarily reimbursed $188,256 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2023, the Adviser reimbursed $12,290.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$67,592
For the six months ended January 31, 2023, FSC retained $3,322 of fees paid by the Fund.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2023, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2023, FSC retained $1,105 in sales charges from the sale of Class A Shares. For the six months ended January 31, 2023, the Fund did not retain any sales charges.
Other Service Fees
For the six months ended January 31, 2023, FSSC received $6,550 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2022, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 2.01%, 0.88% and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. Prior to October 1, 2022, the Fee Limit for the Class C Shares was 1.98%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2023, were as follows:
Purchases	$486,954,918
Sales	$570,498,130
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7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2023, the Fund had no outstanding loans. During the six months ended January 31, 2023, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2023, there were no outstanding loans. During the six months ended January 31, 2023, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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11. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022 to January 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2022	Ending Account Value 1/31/2023	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,057.10	$5.86
Class C Shares	$1,000	$1,053.00	$10.25
Institutional Shares	$1,000	$1,058.80	$4.57
Class R6 Shares	$1,000	$1,058.90	$4.51
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.51	$5.75
Class C Shares	$1,000	$1,015.22	$10.06
Institutional Shares	$1,000	$1,020.77	$4.48
Class R6 Shares	$1,000	$1,020.82	$4.43

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.13%
Class C Shares	1.98%
Institutional Shares	0.88%
Class R6 Shares	0.87%
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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes MDT Small Cap Growth Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
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Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
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gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the quantitative focus of the management of the Fund makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
For the periods ended December 31, 2021, the Fund’s performance for the one-year period was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the three-year and five-year periods. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”).
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The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the
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Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
In 2019, the Board approved a reduction of 5 basis points in the contractual advisory fee.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the
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Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated
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Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes MDT Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes MDT Small Cap Growth Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
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delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes MDT Small Cap Growth Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R775
CUSIP 31421R767
CUSIP 31421R759
CUSIP 31421R619
36367 (3/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics - Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes MDT Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue,

Principal Executive Officer

Date March 27, 2023

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 27, 2023